Schedule of Investments (unaudited)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28	$190	$188,587
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	1,155	1,140,640
		1,329,227
Aerospace & Defense — 1.6%
Boeing Co. (The)
2.20%, 02/04/26	4,287	4,176,390
2.70%, 02/01/27	690	658,652
2.75%, 02/01/26	1,172	1,147,730
3.10%, 05/01/26	515	503,652
3.20%, 03/01/29	785	726,476
3.25%, 02/01/28	890	844,308
5.04%, 05/01/27	1,675	1,674,544
6.26%, 05/01/27	685	702,534
6.30%, 05/01/29	1,100	1,144,160
General Dynamics Corp.
1.15%, 06/01/26(a)	575	551,263
2.13%, 08/15/26	485	468,316
2.63%, 11/15/27	165	156,826
3.25%, 04/01/25	523	522,158
3.50%, 05/15/25	703	700,840
3.50%, 04/01/27	685	670,527
3.75%, 05/15/28	992	965,003
HEICO Corp., 5.25%, 08/01/28	410	414,805
Howmet Aerospace Inc.
3.00%, 01/15/29	660	616,023
5.90%, 02/01/27	472	481,920
L3Harris Technologies Inc.
3.83%, 04/27/25(a)	409	408,181
3.85%, 12/15/26	405	398,978
, 4.40%, 06/15/28	1,472	1,452,012
5.05%, 06/01/29	595	597,677
5.40%, 01/15/27(a)	980	993,035
Lockheed Martin Corp.
3.55%, 01/15/26	996	988,086
4.45%, 05/15/28	415	413,221
4.50%, 02/15/29	505	500,112
4.95%, 10/15/25(a)	625	626,772
5.10%, 11/15/27	565	573,890
Northrop Grumman Corp.
3.20%, 02/01/27	613	597,070
3.25%, 01/15/28	1,555	1,492,021
4.60%, 02/01/29	412	408,983
RTX Corp.
2.65%, 11/01/26	665	644,253
3.13%, 05/04/27	689	666,375
3.50%, 03/15/27	1,025	1,000,934
3.95%, 08/16/25(a)	1,151	1,147,000
4.13%, 11/16/28(a)	2,235	2,183,549
5.00%, 02/27/26	460	461,834
5.75%, 11/08/26	1,020	1,038,128
5.75%, 01/15/29	395	408,185
		34,126,423
Agriculture — 1.3%
Altria Group Inc.
2.35%, 05/06/25	616	612,069
2.63%, 09/16/26	389	376,759
4.40%, 02/14/26	960	957,049
Security	Par (000)	Value
Agriculture (continued)
4.80%, 02/14/29	$1,415	$1,403,442
6.20%, 11/01/28	460	478,673
Archer-Daniels-Midland Co., 2.50%, 08/11/26	1,040	1,008,290
BAT Capital Corp.
2.26%, 03/25/28	1,305	1,205,677
3.22%, 09/06/26	773	754,393
3.46%, 09/06/29	415	388,394
3.56%, 08/15/27	1,292	1,251,998
4.70%, 04/02/27	816	814,917
BAT International Finance PLC
1.67%, 03/25/26	1,214	1,172,876
4.45%, 03/16/28	905	893,118
5.93%, 02/02/29	735	758,465
Bunge Ltd. Finance Corp.
1.63%, 08/17/25	547	538,393
3.25%, 08/15/26	705	690,030
3.75%, 09/25/27	220	214,591
4.20%, 09/17/29	595	577,282
Philip Morris International Inc.
0.88%, 05/01/26	613	586,169
1.50%, 05/01/25(a)	620	615,499
2.75%, 02/25/26	517	507,629
3.13%, 08/17/27	205	197,994
3.13%, 03/02/28	195	186,370
3.38%, 08/11/25(a)	593	589,820
3.38%, 08/15/29	586	551,149
4.38%, 11/01/27	510	506,242
4.63%, 11/01/29	560	554,068
4.75%, 02/12/27	695	697,522
4.88%, 02/13/26	1,315	1,320,079
4.88%, 02/15/28	1,215	1,221,573
4.88%, 02/13/29	735	735,191
5.00%, 11/17/25(a)	670	672,188
5.13%, 11/17/27	1,215	1,230,066
5.25%, 09/07/28	540	548,923
5.63%, 11/17/29	985	1,016,689
Reynolds American Inc., 4.45%, 06/12/25	1,627	1,625,136
		27,458,723
Airlines — 0.1%
Delta Air Lines Inc.
3.75%, 10/28/29(a)	430	403,170
4.38%, 04/19/28(a)	415	406,700
7.38%, 01/15/26(a)	590	602,231
Southwest Airlines Co., 5.13%, 06/15/27	1,380	1,387,816
		2,799,917
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26	815	787,916
2.40%, 03/27/25(a)	828	825,609
2.75%, 03/27/27(a)	682	658,570
		2,272,095
Auto Manufacturers — 4.3%
American Honda Finance Corp.
1.00%, 09/10/25	643	629,523
1.20%, 07/08/25	509	501,759
1.30%, 09/09/26	682	647,454
2.00%, 03/24/28	615	566,635
2.25%, 01/12/29	415	375,793
2.30%, 09/09/26	545	525,328
2.35%, 01/08/27	375	359,293

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
3.50%, 02/15/28	$425	$410,283
4.40%, 10/05/26	390	388,835
4.40%, 09/05/29	670	654,858
4.45%, 10/22/27(a)	530	526,544
4.70%, 01/12/28(a)	565	565,980
4.75%, 01/12/26	285	285,635
4.90%, 03/12/27	470	472,167
4.90%, 07/09/27	500	502,505
4.90%, 03/13/29	490	490,062
4.95%, 01/09/26	550	552,522
5.00%, 05/23/25	625	625,567
5.13%, 07/07/28	625	632,603
5.25%, 07/07/26	882	889,769
5.65%, 11/15/28(a)	640	658,703
5.80%, 10/03/25(a)	80	80,671
Series A, 4.60%, 04/17/25	640	639,981
Cummins Inc.
0.75%, 09/01/25(a)	464	454,095
4.90%, 02/20/29	235	236,644
Ford Motor Co., 4.35%, 12/08/26(a)	1,220	1,201,427
Ford Motor Credit Co. LLC
2.30%, 02/10/25	275	274,856
2.70%, 08/10/26	960	924,197
2.90%, 02/16/28	692	642,389
2.90%, 02/10/29	707	635,807
3.38%, 11/13/25	830	818,935
3.82%, 11/02/27	682	654,311
4.13%, 08/04/25	1,312	1,306,042
4.13%, 08/17/27	1,020	988,883
4.27%, 01/09/27(a)	725	710,819
4.39%, 01/08/26	1,035	1,028,889
4.54%, 08/01/26	700	693,097
4.69%, 06/09/25	440	439,268
4.95%, 05/28/27	1,170	1,160,640
5.11%, 05/03/29	1,200	1,171,400
5.13%, 06/16/25	1,370	1,369,931
5.13%, 11/05/26	460	459,273
5.30%, 09/06/29	705	691,844
5.80%, 03/05/27	1,195	1,205,556
5.80%, 03/08/29	1,230	1,232,182
5.85%, 05/17/27	1,060	1,071,398
5.88%, 11/07/29	800	798,592
6.80%, 05/12/28	1,125	1,162,719
6.80%, 11/07/28	1,115	1,157,918
6.95%, 03/06/26	1,010	1,027,901
6.95%, 06/10/26	785	801,785
7.35%, 11/04/27	1,185	1,238,972
General Motors Co.
4.00%, 04/01/25	594	593,265
4.20%, 10/01/27	685	672,610
5.00%, 10/01/28	110	109,598
5.40%, 10/15/29	740	744,259
6.13%, 10/01/25	1,128	1,135,697
6.80%, 10/01/27	895	933,571
General Motors Financial Co. Inc.
1.25%, 01/08/26	1,296	1,254,594
1.50%, 06/10/26	1,085	1,037,700
2.35%, 02/26/27	930	883,238
2.40%, 04/10/28	855	788,247
2.40%, 10/15/28	900	818,302
2.70%, 08/20/27	835	790,781
Security	Par (000)	Value
Auto Manufacturers (continued)
2.75%, 06/20/25	$1,165	$1,155,738
2.90%, 02/26/25(a)	645	644,224
3.80%, 04/07/25	985	983,104
4.00%, 10/06/26	872	859,860
4.30%, 07/13/25	852	849,700
4.30%, 04/06/29	890	858,251
4.35%, 04/09/25	913	912,623
4.35%, 01/17/27	1,187	1,174,639
4.90%, 10/06/29(a)	760	746,630
5.00%, 04/09/27	1,130	1,131,383
5.25%, 03/01/26	1,165	1,168,583
5.35%, 07/15/27	570	576,041
5.35%, 01/07/30	915	913,527
5.40%, 04/06/26	965	970,680
5.40%, 05/08/27	345	348,194
5.55%, 07/15/29	945	955,460
5.65%, 01/17/29(a)	495	502,534
5.80%, 06/23/28(a)	965	985,773
5.80%, 01/07/29	1,130	1,150,095
6.00%, 01/09/28	910	934,523
6.05%, 10/10/25	1,125	1,133,809
Honda Motor Co. Ltd.
2.27%, 03/10/25	775	773,091
2.53%, 03/10/27	765	733,384
PACCAR Financial Corp.
4.45%, 03/30/26	50	49,990
4.45%, 08/06/27	590	589,397
4.60%, 01/31/29	500	499,602
5.00%, 05/13/27(a)	320	323,969
5.20%, 11/09/26	25	25,338
Toyota Motor Corp.
1.34%, 03/25/26	921	890,032
2.76%, 07/02/29	390	361,359
3.67%, 07/20/28	500	488,414
5.12%, 07/13/28	475	483,305
5.28%, 07/13/26	345	349,177
Toyota Motor Credit Corp.
0.80%, 10/16/25	804	783,644
0.80%, 01/09/26(a)	704	680,817
1.13%, 06/18/26	1,030	984,737
1.15%, 08/13/27	195	179,378
1.80%, 02/13/25(a)	791	790,405
1.90%, 01/13/27	758	721,574
1.90%, 04/06/28	325	299,500
3.00%, 04/01/25	1,032	1,029,439
3.05%, 03/22/27	1,160	1,126,334
3.05%, 01/11/28	220	210,942
3.20%, 01/11/27	784	765,642
3.40%, 04/14/25	459	457,994
3.65%, 08/18/25	1,510	1,502,744
3.65%, 01/08/29	415	398,815
3.95%, 06/30/25(a)	1,105	1,102,474
4.35%, 10/08/27	705	701,186
4.45%, 05/18/26	1,105	1,105,696
4.45%, 06/29/29	570	563,609
4.55%, 08/07/26	305	305,561
4.55%, 09/20/27	1,025	1,025,434
4.55%, 08/09/29	770	762,228
4.60%, 01/08/27(a)	325	326,032
4.63%, 01/12/28	1,005	1,007,425
4.65%, 01/05/29	605	603,510

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.80%, 01/05/26(a)	$390	$391,365
4.95%, 01/09/30(a)	545	548,122
5.00%, 08/14/26	585	589,561
5.05%, 05/16/29	750	756,791
5.20%, 05/15/26	335	337,941
5.25%, 09/11/28(a)	580	590,186
5.40%, 11/10/25	620	624,471
5.40%, 11/20/26	730	741,863
5.45%, 11/10/27	445	455,505
5.60%, 09/11/25	390	392,932
Series B, 5.00%, 03/19/27	565	570,095
		95,260,483
Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/29(a)	440	429,097
BorgWarner Inc.
2.65%, 07/01/27(a)	830	790,205
4.95%, 08/15/29(a)	405	403,638
Lear Corp., 3.80%, 09/15/27	435	423,718
Magna International Inc., 4.15%, 10/01/25	548	546,286
		2,592,944
Banks — 32.6%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	348	345,849
5.09%, 12/08/25	290	291,706
5.38%, 07/03/25	415	416,515
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	590	582,349
4.42%, 12/16/26	750	749,343
4.62%, 12/16/29(a)	765	760,400
4.75%, 01/18/27	1,060	1,064,621
4.90%, 07/16/27	630	635,706
5.00%, 03/18/26	805	809,487
5.67%, 10/03/25(a)	850	856,522
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25(a)	845	827,169
5.38%, 03/13/29	852	862,530
5.86%, 09/14/26, (1-year CMT + 2.300%)(a)(b)	810	814,307
6.14%, 09/14/28, (1-year CMT + 2.700%)(b)	470	481,438
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(b)	1,295	1,228,756
1.85%, 03/25/26	530	511,882
3.31%, 06/27/29	670	625,003
3.80%, 02/23/28	1,032	993,219
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	1,440	1,414,383
4.25%, 04/11/27	1,137	1,120,634
4.38%, 04/12/28	1,007	986,048
5.29%, 08/18/27	1,615	1,623,783
5.37%, 07/15/28, (1-year CMT + 0.950%)(b)	1,075	1,083,677
5.55%, 03/14/28, (1-year CMT + 1.250%)(b)	400	403,593
5.57%, 01/17/30(a)	400	405,322
5.59%, 08/08/28	1,375	1,398,738
6.53%, 11/07/27, (1-year CMT + 1.650%)(b)	1,130	1,161,156
6.61%, 11/07/28	1,050	1,106,322
Bank of America Corp.
1.20%, 10/24/26, (1-day SOFR + 1.010%)(a)(b)	1,845	1,798,093
1.32%, 06/19/26, (1-day SOFR + 1.150%)(b)	2,228	2,199,267
1.73%, 07/22/27, (1-day SOFR + 0.960%)(b)	4,138	3,958,195
Security	Par (000)	Value
Banks (continued)
2.02%, 02/13/26, (3-mo. CME Term SOFR + 0.902%)(b)	$1,050	$1,049,108
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	2,215	2,019,206
2.55%, 02/04/28, (1-day SOFR + 1.050%)(b)	1,700	1,626,393
3.25%, 10/21/27	1,715	1,656,326
3.38%, 04/02/26, (1-day SOFR + 1.330%)(a)(b)	2,070	2,065,326
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	4,555	4,372,532
3.50%, 04/19/26	1,962	1,937,728
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(b)	2,260	2,226,310
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	1,537	1,491,043
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(b)	1,545	1,506,970
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(b)	1,960	1,924,766
3.88%, 08/01/25	1,502	1,498,127
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(b)	1,950	1,897,564
4.25%, 10/22/26	1,635	1,622,961
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(b)	2,185	2,137,272
4.38%, 04/27/28, (1-day SOFR + 1.580%)(b)	1,640	1,623,299
4.45%, 03/03/26	1,631	1,625,849
4.83%, 07/22/26, (1-day SOFR + 1.750%)(b)	1,635	1,635,451
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	2,253	2,259,846
4.98%, 01/24/29, (1-day SOFR + 0.830%)(b)	2,275	2,279,798
5.08%, 01/20/27, (1-day SOFR + 1.290%)(b)	2,270	2,276,160
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	2,520	2,539,674
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	2,075	2,130,295
5.93%, 09/15/27, (1-day SOFR + 1.340%)(b)	1,375	1,398,766
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	1,465	1,517,586
Series L, 3.95%, 04/21/25(a)	1,597	1,594,056
Series L, 4.18%, 11/25/27	1,607	1,581,638
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(b)	2,090	2,019,814
Bank of America NA
5.53%, 08/18/26	1,915	1,943,145
5.65%, 08/18/25	2,029	2,039,447
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(a)(b)	650	626,561
1.25%, 09/15/26	917	869,543
1.85%, 05/01/25(a)	885	879,440
2.65%, 03/08/27	930	894,119
3.70%, 06/07/25	830	827,585
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(b)	455	456,566
5.20%, 02/01/28	1,055	1,066,449
5.27%, 12/11/26	895	905,189
5.30%, 06/05/26	610	615,505
5.37%, 06/04/27	717	727,052
5.72%, 09/25/28	995	1,022,443
5.92%, 09/25/25	725	731,468
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(b)	675	673,379
Series H, 4.70%, 09/14/27	465	466,066
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	384	370,542
1.05%, 10/15/26	275	259,569
1.60%, 04/24/25	572	568,292

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.65%, 07/14/28	$300	$271,452
2.05%, 01/26/27	470	448,964
2.45%, 08/17/26	560	543,491
2.80%, 05/04/26(a)	410	402,067
3.00%, 10/30/28	485	454,947
3.25%, 05/16/27	525	510,032
3.30%, 08/23/29	650	606,099
3.40%, 01/29/28	537	519,135
3.85%, 04/28/28	645	629,973
Series G, 3.00%, 02/24/25	372	371,641
Bank of Nova Scotia (The)
1.05%, 03/02/26	702	676,171
1.30%, 06/11/25	787	777,925
1.30%, 09/15/26	675	639,960
1.35%, 06/24/26	480	458,831
1.95%, 02/02/27	580	551,910
2.20%, 02/03/25	1,090	1,090,000
2.70%, 08/03/26	745	724,098
2.95%, 03/11/27	570	549,884
3.45%, 04/11/25	1,200	1,197,401
4.40%, 09/08/28, (1-day SOFR + 1.000%)(b)	860	850,359
4.50%, 12/16/25(a)	916	912,544
4.75%, 02/02/26	855	857,104
5.15%, 02/14/29, (1-day SOFR + 0.890%)(b)	525	524,948
5.25%, 06/12/28	550	557,456
5.35%, 12/07/26	860	870,549
5.40%, 06/04/27	445	451,788
5.45%, 06/12/25(a)	905	907,546
5.45%, 08/01/29	590	600,513
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(b)	1,485	1,418,392
2.85%, 05/07/26, (1-day SOFR + 2.714%)(b)	1,334	1,326,579
3.65%, 03/16/25	1,421	1,419,134
4.34%, 01/10/28(a)	1,140	1,121,677
4.38%, 01/12/26	1,761	1,754,926
4.84%, 05/09/28	1,556	1,535,999
4.84%, 09/10/28, (1-day SOFR + 1.340%)(b)	870	867,024
4.97%, 05/16/29(a)(b)	1,335	1,329,281
5.20%, 05/12/26	1,507	1,509,875
5.30%, 08/09/26, (1-year CMT + 2.300%)(a)(b)	1,155	1,157,517
5.50%, 08/09/28, (1-year CMT + 2.650%)(b)	1,305	1,318,659
5.67%, 03/12/28, (1-day SOFR +1.490%)(b)	725	735,394
5.83%, 05/09/27, (1-day SOFR + 2.210%)(b)	1,495	1,512,118
6.49%, 09/13/29, (1-day SOFR + 2.220%)(b)	975	1,017,553
6.50%, 09/13/27, (1-day SOFR + 1.880%)(b)	720	737,243
7.33%, 11/02/26, (1-year CMT + 3.050%)(b)	1,157	1,176,643
7.39%, 11/02/28, (1-year CMT + 3.300%)(b)	1,030	1,091,040
BPCE SA, 3.38%, 12/02/26	267	261,018
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	523	509,642
1.25%, 06/22/26	45	42,998
3.30%, 04/07/25	805	803,182
3.45%, 04/07/27	670	653,157
3.95%, 08/04/25(a)	910	907,512
4.51%, 09/11/27, (1-day SOFR + 0.930%)(b)	390	388,379
4.86%, 01/13/28, (1-day SOFR + 0.720%)(b)	225	225,288
5.00%, 04/28/28	680	682,703
5.14%, 04/28/25	705	706,026
5.24%, 06/28/27	910	920,115
5.26%, 04/08/29	960	969,672
5.99%, 10/03/28	610	630,296
Security	Par (000)	Value
Banks (continued)
Citibank NA
4.84%, 08/06/29	$1,225	$1,225,505
4.88%, 11/19/27, (1-day SOFR + 0.712%)(b)	960	962,055
4.93%, 08/06/26	965	970,759
5.44%, 04/30/26	1,895	1,914,019
5.49%, 12/04/26	1,695	1,721,109
5.80%, 09/29/28	1,890	1,953,162
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(b)	2,489	2,401,422
1.46%, 06/09/27, (1-day SOFR + 0.770%)(b)	2,315	2,212,731
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	2,115	2,040,933
3.11%, 04/08/26, (1-day SOFR + 2.842%)(b)	2,768	2,759,731
3.20%, 10/21/26	2,585	2,521,778
3.29%, 03/17/26, (1-day SOFR + 1.528%)(b)	1,310	1,307,482
3.30%, 04/27/25	1,091	1,087,548
3.40%, 05/01/26	1,870	1,842,093
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(b)	1,905	1,838,561
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(b)	2,120	2,059,364
3.70%, 01/12/26	1,312	1,302,116
3.88%, 03/26/25	728	727,208
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(b)	2,330	2,290,604
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(b)	880	857,948
4.13%, 07/25/28	1,640	1,600,871
4.30%, 11/20/26	1,130	1,121,835
4.40%, 06/10/25	1,832	1,829,306
4.45%, 09/29/27	3,224	3,184,349
4.60%, 03/09/26	1,510	1,508,276
4.66%, 05/24/28, (1-day SOFR + 1.887%)(b)	1,425	1,419,234
5.50%, 09/13/25	2,116	2,125,430
5.61%, 09/29/26, (1-day SOFR + 1.546%)(b)	2,307	2,318,368
Citizens Bank NA
2.25%, 04/28/25	262	260,221
4.58%, 08/09/28, (1-day SOFR + 2.000%)(b)	300	297,091
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	255	252,049
Citizens Financial Group Inc.
2.85%, 07/27/26	90	87,378
5.84%, 01/23/30, (1-day SOFR + 2.010%)(b)	810	824,051
Comerica Inc.
4.00%, 02/01/29(a)	435	414,729
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)(b)	695	701,669
Commonwealth Bank of Australia/New York
4.58%, 11/27/26	805	805,518
5.32%, 03/13/26	275	277,645
5.50%, 09/12/25	260	261,563
Cooperatieve Rabobank UA
3.75%, 07/21/26	876	860,214
4.38%, 08/04/25	1,024	1,020,839
Cooperatieve Rabobank UA/New York
3.38%, 05/21/25	535	532,944
4.33%, 08/28/26	355	354,325
4.49%, 10/17/29(a)	505	497,272
4.80%, 01/09/29	415	416,223
4.85%, 01/09/26	730	733,070
5.04%, 03/05/27	467	471,534
Cooperatieve Rabobank UA/NY, 4.88%, 01/21/28	550	554,257
Deutsche Bank AG, 4.50%, 04/01/25	865	863,703

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Deutsche Bank AG/New York
1.69%, 03/19/26	$1,145	$1,108,464
2.13%, 11/24/26, (1-day SOFR + 1.870%)(b)	1,095	1,070,672
2.31%, 11/16/27, (1-day SOFR + 1.219%)(b)	1,295	1,235,154
2.55%, 01/07/28, (1-day SOFR + 1.318%)(b)	805	768,648
4.16%, 05/13/25	230	229,557
5.41%, 05/10/29(a)	795	807,535
5.71%, 02/08/28, (1-day SOFR + 1.594%)(b)	707	714,755
6.12%, 07/14/26, (1-day SOFR + 3.190%)(b)	810	814,095
6.72%, 01/18/29, (1-day SOFR + 3.180%)(b)	1,095	1,139,858
6.82%, 11/20/29, (1-day SOFR + 2.510%)(b)	880	926,333
7.15%, 07/13/27, (1-day SOFR + 2.520%)(b)	735	756,941
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.210%)(a)(b)	950	952,355
Discover Bank
3.45%, 07/27/26	472	462,573
4.65%, 09/13/28	795	783,049
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)(b)	700	663,493
2.55%, 05/05/27	480	456,974
3.95%, 03/14/28	478	464,415
6.34%, 07/27/29, (1-day SOFR + 2.340%)(b)	980	1,018,962
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(b)	780	806,468
Fifth Third Bank NA
2.25%, 02/01/27	352	335,562
3.85%, 03/15/26	255	252,107
3.95%, 07/28/25	285	284,180
4.97%, 01/28/28, (1-day SOFR + 0.810%)(b)	345	346,892
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(b)	1,080	1,086,576
5.41%, 05/21/27, (1-day SOFR +0.750%)(b)	1,705	1,719,457
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26, (1-day SOFR + 0.609%)(b)	620	619,361
1.09%, 12/09/26, (1-day SOFR + 0.789%)(b)	1,680	1,628,372
1.43%, 03/09/27, (1-day SOFR + 0.798%)(b)	2,320	2,236,363
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	2,615	2,482,676
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	3,650	3,475,031
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	2,515	2,406,293
3.50%, 04/01/25(a)	2,708	2,703,257
3.50%, 11/16/26	2,775	2,721,087
3.62%, 03/15/28, (1-day SOFR + 1.846%)(b)	2,932	2,858,236
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	2,280	2,218,868
3.75%, 05/22/25(a)	1,726	1,721,428
3.75%, 02/25/26	1,587	1,575,216
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(b)	1,910	1,846,649
3.85%, 01/26/27	3,240	3,187,132
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(b)	2,370	2,317,050
4.25%, 10/21/25	1,658	1,652,408
4.39%, 06/15/27, (1-day SOFR + 1.510%)(b)	735	731,513
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	2,285	2,263,456
5.80%, 08/10/26, (1-day SOFR + 1.075%)(b)	1,775	1,783,891
5.95%, 01/15/27(a)	805	824,209
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	2,105	2,209,647
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(a)(b)	435	417,294
1.65%, 04/18/26, (1-day SOFR + 1.538%)(a)(b)	2,166	2,151,136
2.01%, 09/22/28, (1-day SOFR + 1.732%)(b)	1,640	1,517,870
Security	Par (000)	Value
Banks (continued)
2.10%, 06/04/26, (1-day SOFR + 1.929%)(a)(b)	$1,665	$1,649,572
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)(b)	1,545	1,398,526
2.25%, 11/22/27, (1-day SOFR + 1.100%)(a)(b)	710	678,559
3.00%, 03/10/26, (1-day SOFR + 1.430%)(b)	785	783,351
3.90%, 05/25/26	250	247,738
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(a)(b)	2,525	2,480,243
4.25%, 08/18/25	75	74,778
4.29%, 09/12/26, (3-mo. CME Term SOFR + 1.609%)(b)	1,308	1,303,448
4.30%, 03/08/26	100	99,628
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	2,314	2,273,573
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	2,320	2,307,310
5.13%, 11/19/28, (1-day SOFR + 1.040%)(b)	800	801,260
5.21%, 08/11/28, (1-day SOFR + 2.610%)(b)	2,372	2,384,233
5.60%, 05/17/28, (1-day SOFR + 1.060%)(b)	1,515	1,533,700
5.89%, 08/14/27, (1-day SOFR + 1.570%)(b)	2,197	2,229,925
6.16%, 03/09/29, (1-day SOFR + 1.970%)(b)	1,480	1,523,766
7.34%, 11/03/26, (1-day SOFR + 3.030%)(a)(b)	1,480	1,506,385
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	1,310	1,386,397
HSBC USA Inc.
5.29%, 03/04/27(a)	585	592,264
5.63%, 03/17/25(a)	915	916,171
Huntington Bancshares Inc./Ohio
4.00%, 05/15/25(a)	120	119,653
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)(b)	647	639,767
6.21%, 08/21/29, (1-day SOFR + 2.020%)(b)	920	953,053
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(b)	695	689,620
5.65%, 01/10/30	400	407,695
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(a)(b)	765	738,326
3.87%, 03/28/26, (1-day SOFR + 1.640%)(b)	695	693,821
3.95%, 03/29/27	990	973,594
4.02%, 03/28/28, (1-day SOFR + 1.830%)(b)	715	701,971
4.05%, 04/09/29	805	775,513
4.55%, 10/02/28	925	912,339
6.08%, 09/11/27, (1-day SOFR + 1.560%)(b)	930	947,368
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. CME Term SOFR + 0.695%)(b)	1,433	1,381,326
1.05%, 11/19/26, (1-day SOFR + 0.800%)(b)	2,355	2,287,811
1.47%, 09/22/27, (1-day SOFR + 0.765%)(b)	2,400	2,276,928
1.58%, 04/22/27, (1-day SOFR + 0.885%)(b)	2,810	2,705,659
2.01%, 03/13/26, (3-mo. CME Term SOFR + 1.585%)(b)	1,872	1,866,247
2.07%, 06/01/29, (1-day SOFR + 1.015%)(b)	1,430	1,306,809
2.08%, 04/22/26, (1-day SOFR + 1.850%)(b)	2,687	2,670,941
2.18%, 06/01/28, (1-day SOFR + 1.890%)(b)	1,480	1,395,099
2.60%, 02/24/26, (1-day SOFR + 0.915%)(a)(b)	1,200	1,198,508
2.95%, 10/01/26	2,095	2,044,053
2.95%, 02/24/28, (1-day SOFR + 1.170%)(b)	1,627	1,568,557
3.20%, 06/15/26	1,720	1,691,863
3.30%, 04/01/26	2,325	2,295,185
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	1,848	1,781,429
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(b)	2,115	2,058,753
3.63%, 12/01/27	1,060	1,031,835

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(b)	$2,395	$2,350,068
3.90%, 07/15/25	2,025	2,020,012
3.96%, 01/29/27, (3-mo. CME Term SOFR + 1.507%)(b)	1,585	1,573,708
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(b)	1,550	1,509,135
4.08%, 04/26/26, (1-day SOFR + 1.320%)(b)	2,534	2,529,472
4.13%, 12/15/26	1,275	1,263,990
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(b)	1,950	1,905,639
4.25%, 10/01/27	780	775,002
4.32%, 04/26/28, (1-day SOFR + 1.560%)(b)	2,490	2,463,217
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)(b)	2,000	1,964,665
4.51%, 10/22/28, (1-day SOFR + 0.860%)(b)	950	941,864
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	2,840	2,842,343
4.92%, 01/24/29, (1-day SOFR + 0.800%)(b)	1,805	1,806,501
4.98%, 07/22/28, (1-day SOFR + 0.930%)(b)	930	933,284
5.01%, 01/23/30, (1-day SOFR + 1.310%)(b)	1,500	1,500,947
5.04%, 01/23/28, (1-day SOFR + 1.190%)(b)	1,315	1,321,673
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	2,185	2,213,076
5.57%, 04/22/28, (1-day SOFR + 0.930%)(b)	1,880	1,909,748
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	1,565	1,599,897
6.09%, 10/23/29, (1-day SOFR + 1.570%)(b)	1,630	1,691,178
7.63%, 10/15/26	340	356,781
8.00%, 04/29/27	825	882,567
JPMorgan Chase Bank NA, 5.11%, 12/08/26	2,035	2,056,351
KeyBank NA, 4.70%, 01/26/26	250	250,018
KeyBank NA/Cleveland OH
3.30%, 06/01/25	415	412,870
3.40%, 05/20/26	312	306,052
4.15%, 08/08/25	800	797,194
5.85%, 11/15/27(a)	715	732,336
KeyCorp
2.25%, 04/06/27	492	464,847
2.55%, 10/01/29	645	576,253
4.10%, 04/30/28	505	489,993
4.15%, 10/29/25(a)	295	293,566
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(b)	715	686,396
2.44%, 02/05/26, (1-year CMT + 1.000%)(a)(b)	496	495,921
3.51%, 03/18/26, (1-year CMT + 1.600%)(a)(b)	705	703,634
3.57%, 11/07/28(b)	1,390	1,337,569
3.75%, 01/11/27	1,060	1,039,855
3.75%, 03/18/28, (1-year CMT + 1.800%)(b)	677	660,326
4.38%, 03/22/28	1,205	1,182,065
4.45%, 05/08/25	950	949,343
4.55%, 08/16/28	1,010	994,906
4.58%, 12/10/25(a)	913	909,659
4.65%, 03/24/26	1,117	1,112,459
4.72%, 08/11/26, (1-year CMT + 1.750%)(a)(b)	895	893,793
5.09%, 11/26/28, (1-year CMT + 0.850%)(b)	1,030	1,031,157
5.46%, 01/05/28, (1-year CMT + 1.375%)(b)	895	903,182
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)(b)	1,035	1,058,587
5.99%, 08/07/27, (1-year CMT + 1.480%)(b)	845	857,416
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(b)	150	148,371
4.83%, 01/16/29, (1-day SOFR + 0.930%)(a)(b)	200	199,034
7.41%, 10/30/29, (1-day SOFR + 2.800%)(b)	810	870,768
Security	Par (000)	Value
Banks (continued)
Manufacturers & Traders Trust Co.
2.90%, 02/06/25	$280	$279,931
3.40%, 08/17/27	307	295,523
4.65%, 01/27/26	397	396,781
4.70%, 01/27/28	980	974,441
5.40%, 11/21/25	250	251,135
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25(a)	1,279	1,261,084
1.54%, 07/20/27, (1-year CMT + 0.750%)(b)	1,700	1,622,977
1.64%, 10/13/27, (1-year CMT + 0.670%)(b)	1,075	1,019,882
2.19%, 02/25/25	2,127	2,123,560
2.34%, 01/19/28, (1-year CMT + 0.830%)(b)	1,195	1,139,967
2.76%, 09/13/26	362	351,168
3.20%, 07/18/29	1,365	1,269,782
3.29%, 07/25/27(a)	865	839,721
3.68%, 02/22/27	405	397,288
3.74%, 03/07/29	1,140	1,095,327
3.78%, 03/02/25	641	640,657
3.84%, 04/17/26, (1-year CMT + 1.125%)(a)(b)	670	668,507
3.85%, 03/01/26	1,946	1,927,846
3.96%, 03/02/28	1,147	1,122,017
4.05%, 09/11/28(a)	930	907,967
4.08%, 04/19/28, (1-year CMT + 1.300%)(b)	700	688,593
5.02%, 07/20/28, (1-year CMT + 1.950%)(b)	1,040	1,043,522
5.24%, 04/19/29, (1-year CMT + 1.700%)(b)	505	509,496
5.35%, 09/13/28, (1-year CMT + 1.900%)(b)	1,045	1,058,540
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)(b)	600	609,090
5.54%, 04/17/26, (1-year CMT + 1.500%)(b)	375	375,424
5.72%, 02/20/26, (1-year CMT + 1.080%)(a)(b)	1,195	1,195,348
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(b)	835	797,768
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)(b)	759	725,116
2.23%, 05/25/26, (3-mo. CME Term SOFR + 1.092%)(a)(b)	632	626,888
2.65%, 05/22/26, (1-year CMT + 0.900%)(b)	445	441,951
2.84%, 09/13/26	510	495,981
3.17%, 09/11/27	740	712,275
3.66%, 02/28/27	260	254,721
4.02%, 03/05/28	1,020	997,649
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)(b)	725	707,065
5.41%, 09/13/28, (1-year CMT + 2.050%)(b)	910	921,198
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)	790	807,212
5.78%, 07/06/29, (1-year CMT + 1.650%)(b)	1,120	1,148,065
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(b)	2,245	2,173,396
1.51%, 07/20/27, (1-day SOFR + 0.858%)(b)	2,675	2,551,420
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	3,052	2,933,332
2.19%, 04/28/26, (1-day SOFR + 1.990%)(b)	2,077	2,064,270
2.48%, 01/21/28, (1-day SOFR + 1.000%)(b)	1,715	1,637,974
2.63%, 02/18/26, (1-day SOFR + 0.940%)(b)	1,145	1,143,939
3.13%, 07/27/26	2,565	2,511,766
3.59%, 07/22/28(b)	2,805	2,712,179
3.63%, 01/20/27	2,235	2,199,166
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(b)	2,520	2,441,095
3.88%, 01/27/26	2,690	2,674,894
3.95%, 04/23/27	1,557	1,530,120
4.00%, 07/23/25(a)	2,301	2,295,791
4.21%, 04/20/28, (1-day SOFR + 1.610%)(b)	2,150	2,120,710
4.35%, 09/08/26	2,145	2,129,807

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(b)	$2,210	$2,161,503
4.68%, 07/17/26, (1-day SOFR + 1.669%)(b)	1,520	1,519,282
5.00%, 11/24/25	2,032	2,036,193
5.05%, 01/28/27, (1-day SOFR + 1.295%)(b)	820	822,256
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	1,390	1,396,757
5.16%, 04/20/29, (1-day SOFR + 1.590%)(b)	1,595	1,603,571
5.17%, 01/16/30, (1-day SOFR + 1.450%)(b)	1,210	1,214,293
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	1,530	1,552,988
5.65%, 04/13/28, (1-day SOFR +1.010%)(b)	1,330	1,352,189
6.14%, 10/16/26, (1-day SOFR + 1.770%)(b)	450	454,192
6.25%, 08/09/26	980	1,003,048
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	1,880	1,947,897
6.41%, 11/01/29, (1-day SOFR + 1.830%)(b)	1,530	1,599,596
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(b)	1,985	1,974,457
4.75%, 04/21/26	1,140	1,143,094
4.95%, 01/14/28, (1-day SOFR + 1.080%)(b)	1,340	1,343,423
4.97%, 07/14/28, (1-day SOFR + 0.930%)(b)	820	822,324
5.02%, 01/12/29, (1-day SOFR + 0.906%)(b)	2,000	2,006,669
5.48%, 07/16/25	910	913,154
5.50%, 05/26/28, (1-day SOFR + 0.865%)(b)	1,690	1,713,678
5.88%, 10/30/26	1,680	1,715,524
National Australia Bank Ltd./New York
2.50%, 07/12/26	725	705,317
3.38%, 01/14/26	440	435,819
3.50%, 06/09/25	500	498,336
3.91%, 06/09/27	770	759,093
4.50%, 10/26/27	655	653,356
4.75%, 12/10/25	610	611,681
4.79%, 01/10/29(a)	680	683,579
4.90%, 06/13/28(a)	825	831,218
4.90%, 01/14/30	500	503,349
4.94%, 01/12/28	890	898,212
4.97%, 01/12/26	765	768,705
5.09%, 06/11/27	665	672,931
5.20%, 05/13/25	275	275,523
National Bank of Canada
4.50%, 10/10/29	830	811,823
4.95%, 02/01/28, (1-day SOFR + 0.795%)(b)	500	501,192
5.60%, 07/02/27, (1-day SOFR +1.036%)(b)	264	266,834
5.60%, 12/18/28	715	731,316
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(b)	1,247	1,193,449
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)(b)	525	503,951
4.80%, 04/05/26	1,183	1,183,284
4.89%, 05/18/29(a)(b)	1,290	1,281,987
5.08%, 01/27/30(b)	1,260	1,253,709
5.52%, 09/30/28, (1-year CMT + 2.270%)(b)	735	745,198
5.58%, 03/01/28, (1-year CMT + 1.100%)(b)	745	754,806
5.81%, 09/13/29, (1-year CMT + 1.950%)(b)	1,040	1,062,890
5.85%, 03/02/27, (1-year CMT + 1.350%)(b)	490	495,100
7.47%, 11/10/26, (1-year CMT + 2.850%)(a)(b)	895	912,320
Northern Trust Corp.
3.15%, 05/03/29	420	395,214
3.65%, 08/03/28	355	343,357
4.00%, 05/10/27(a)	520	513,535
PNC Bank NA
2.70%, 10/22/29	590	531,898
2.95%, 02/23/25	380	379,517
3.10%, 10/25/27	750	719,978
Security	Par (000)	Value
Banks (continued)
3.25%, 06/01/25	$557	$554,501
3.25%, 01/22/28	570	546,947
3.88%, 04/10/25	365	364,498
4.05%, 07/26/28	1,105	1,071,892
4.20%, 11/01/25	250	249,081
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	305	289,622
2.55%, 01/22/30	1,495	1,335,469
2.60%, 07/23/26	575	558,424
3.15%, 05/19/27	415	401,258
3.45%, 04/23/29	1,275	1,209,282
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(a)(b)	1,185	1,183,686
5.10%, 07/23/27, (1-day SOFR + 0.796%)(b)	810	813,884
5.30%, 01/21/28, (1-day SOFR + 1.342%)(b)	580	585,922
5.35%, 12/02/28, (1-day SOFR + 1.620%)(b)	815	825,993
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	2,040	2,083,304
5.81%, 06/12/26, (1-day SOFR + 1.322%)(b)	622	623,926
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(b)	895	922,596
Regions Financial Corp.
1.80%, 08/12/28	360	323,377
2.25%, 05/18/25	89	88,351
Royal Bank of Canada
0.88%, 01/20/26(a)	889	859,475
1.15%, 06/10/25(a)	1,036	1,024,000
1.15%, 07/14/26	797	760,292
1.20%, 04/27/26	1,242	1,193,153
1.40%, 11/02/26	620	587,487
2.05%, 01/21/27	364	346,968
3.38%, 04/14/25	925	922,922
3.63%, 05/04/27	925	905,355
4.24%, 08/03/27	990	979,135
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(b)	540	537,957
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(b)	460	456,202
4.65%, 01/27/26	1,119	1,118,244
4.88%, 01/12/26	705	707,515
4.88%, 01/19/27	825	829,091
4.90%, 01/12/28(a)	695	698,947
4.95%, 04/25/25	1,050	1,051,122
4.95%, 02/01/29	820	823,124
4.97%, 01/24/29, (1-day SOFR + 0.830%)(b)	1,100	1,102,697
5.07%, 07/23/27, (1-day SOFR + 0.790%)(b)	920	924,173
5.20%, 07/20/26	725	732,945
5.20%, 08/01/28	835	845,471
6.00%, 11/01/27	1,080	1,115,066
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(b)	700	667,340
3.24%, 10/05/26	555	539,914
3.45%, 06/02/25	653	649,696
4.40%, 07/13/27	612	605,015
4.50%, 07/17/25	726	724,445
5.81%, 09/09/26, (1-day SOFR + 2.328%)(a)(b)	320	321,619
6.12%, 05/31/27, (1-day SOFR +1.232%)(b)	405	410,853
6.17%, 01/09/30, (1-day SOFR + 2.500%)(b)	715	733,260
6.50%, 03/09/29, (1-day SOFR + 2.356%)(b)	830	857,341
6.57%, 06/12/29, (1-day SOFR + 2.700%)(b)	485	502,742
Santander U.K. Group Holdings PLC
1.53%, 08/21/26, (1-year CMT + 1.250%)(b)	417	409,125

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.67%, 06/14/27, (1-day SOFR + 0.989%)(b)	$620	$592,179
2.47%, 01/11/28, (1-day SOFR + 1.220%)(b)	818	777,337
3.82%, 11/03/28(b)	790	762,392
6.53%, 01/10/29, (1-day SOFR + 2.600%)(b)	1,080	1,118,496
6.83%, 11/21/26, (1-day SOFR + 2.749%)(b)	530	537,285
Standard Chartered Bank/New York, 4.85%, 12/03/27	15	15,051
State Street Bank & Trust Co.
4.59%, 11/25/26(a)	645	646,391
4.78%, 11/23/29	560	559,200
State Street Corp.
2.40%, 01/24/30(a)	585	524,801
2.65%, 05/19/26	55	53,797
3.55%, 08/18/25	551	548,349
4.33%, 10/22/27	710	705,787
4.99%, 03/18/27	752	758,563
5.27%, 08/03/26	1,030	1,040,570
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	150	149,324
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26(a)	614	593,673
1.40%, 09/17/26	1,530	1,452,698
1.47%, 07/08/25	1,790	1,766,779
1.90%, 09/17/28	1,530	1,379,408
2.17%, 01/14/27	385	366,860
2.47%, 01/14/29	200	182,522
2.63%, 07/14/26(a)	1,715	1,666,727
2.72%, 09/27/29	365	330,449
2.75%, 01/15/30(a)	800	716,928
3.01%, 10/19/26	1,145	1,114,436
3.04%, 07/16/29(a)	1,935	1,782,889
3.20%, 09/17/29	515	476,273
3.35%, 10/18/27(a)	495	478,343
3.36%, 07/12/27	1,300	1,261,711
3.45%, 01/11/27(a)	800	781,848
3.54%, 01/17/28	780	754,902
3.78%, 03/09/26	1,135	1,125,145
3.94%, 07/19/28(a)	520	505,663
4.31%, 10/16/28	610	602,145
5.32%, 07/09/29	680	688,932
5.46%, 01/13/26	1,402	1,413,537
5.52%, 01/13/28(a)	1,510	1,539,243
5.71%, 01/13/30	805	825,923
5.72%, 09/14/28(a)	1,130	1,159,994
5.80%, 07/13/28(a)	683	702,442
5.88%, 07/13/26(a)	647	658,033
Synchrony Bank
5.40%, 08/22/25	520	520,954
5.63%, 08/23/27	360	362,429
Synovus Bank, 5.63%, 02/15/28	250	251,045
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	735	718,354
0.75%, 01/06/26(a)	784	757,463
1.15%, 06/12/25	775	765,875
1.20%, 06/03/26	950	908,399
1.25%, 09/10/26	975	924,956
1.95%, 01/12/27	630	597,932
2.80%, 03/10/27	885	850,485
3.77%, 06/06/25	1,320	1,315,909
4.11%, 06/08/27	1,070	1,054,342
4.57%, 12/17/26	580	578,742
4.69%, 09/15/27	1,200	1,200,015
Security	Par (000)	Value
Banks (continued)
4.78%, 12/17/29(a)	$710	$702,809
4.86%, 01/31/28	550	549,990
4.98%, 04/05/27	635	637,600
4.99%, 04/05/29	655	654,885
5.10%, 01/09/26(a)	470	472,302
5.16%, 01/10/28	990	999,429
5.26%, 12/11/26	430	431,995
5.52%, 07/17/28	985	1,005,398
5.53%, 07/17/26	1,250	1,265,346
Truist Bank
1.50%, 03/10/25(a)	955	951,924
3.30%, 05/15/26	460	451,137
3.63%, 09/16/25	940	933,500
3.80%, 10/30/26	540	530,226
4.05%, 11/03/25(a)	393	391,444
4.63%, 09/17/29, (5-year CMT + 1.150%)(a)(b)	515	500,842
Truist Financial Corp.
1.13%, 08/03/27	635	581,025
1.20%, 08/05/25	587	576,897
1.27%, 03/02/27, (1-day SOFR + 0.609%)(b)	823	792,343
1.89%, 06/07/29, (1-day SOFR + 0.862%)(b)	875	791,042
3.70%, 06/05/25(a)	832	829,370
3.88%, 03/19/29	515	491,496
4.00%, 05/01/25	687	686,003
4.12%, 06/06/28, (1-day SOFR + 1.368%)(b)	512	504,219
4.26%, 07/28/26, (1-day SOFR + 1.456%)(a)(b)	1,255	1,251,518
4.87%, 01/26/29, (1-day SOFR + 1.435%)(b)	1,135	1,132,771
5.44%, 01/24/30, (1-day SOFR + 1.620%)(b)	1,010	1,020,496
5.90%, 10/28/26, (1-day SOFR + 1.626%)(a)(b)	730	735,161
6.05%, 06/08/27, (1-day SOFR + 2.050%)(b)	975	990,070
7.16%, 10/30/29, (1-day SOFR + 2.446%)(b)	1,368	1,464,420
U.S. Bancorp
1.45%, 05/12/25(a)	905	897,504
2.22%, 01/27/28, (1-day SOFR + 0.730%)(b)	985	936,941
3.00%, 07/30/29	810	743,973
3.10%, 04/27/26	540	529,580
3.90%, 04/26/28	795	773,124
3.95%, 11/17/25(a)	385	383,349
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	1,427	1,417,452
4.65%, 02/01/29, (1-day SOFR + 1.230%)(b)	1,320	1,311,529
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	947	958,449
5.73%, 10/21/26, (1-day SOFR + 1.430%)(b)	1,005	1,011,322
5.78%, 06/12/29, (1-day SOFR + 2.020%)(b)	1,390	1,426,107
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)	690	712,341
Series V, 2.38%, 07/22/26	799	774,020
Series X, 3.15%, 04/27/27	970	940,471
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(b)	900	896,026
UBS AG/London
1.25%, 06/01/26	617	590,655
5.65%, 09/11/28	1,305	1,338,969
5.80%, 09/11/25	565	569,290
UBS AG/Stamford CT
1.25%, 08/07/26	1,110	1,054,989
2.95%, 04/09/25	846	843,515
3.70%, 02/21/25	1,305	1,304,316
4.86%, 01/10/28, (1-day SOFR + 0.720%)(b)	320	320,928
5.00%, 07/09/27	768	773,456
7.50%, 02/15/28	2,018	2,167,879

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
UBS Group AG
3.75%, 03/26/25	$1,459	$1,457,484
4.55%, 04/17/26	1,255	1,252,134
Wells Fargo & Co.
2.16%, 02/11/26, (3-mo. CME Term SOFR + 1.012%)(b)	2,391	2,389,527
2.19%, 04/30/26, (1-day SOFR + 2.000%)(b)	2,223	2,208,638
2.39%, 06/02/28, (1-day SOFR + 2.100%)(b)	2,815	2,659,952
3.00%, 02/19/25	1,986	1,984,578
3.00%, 04/22/26	1,708	1,675,169
3.00%, 10/23/26	3,180	3,090,532
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(b)	2,390	2,340,274
3.53%, 03/24/28, (1-day SOFR + 1.510%)(b)	3,410	3,313,076
3.55%, 09/29/25(a)	2,425	2,409,787
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(b)	2,635	2,558,613
3.91%, 04/25/26, (1-day SOFR + 1.320%)(a)(b)	2,075	2,070,525
4.10%, 06/03/26	2,477	2,455,856
4.15%, 01/24/29	1,890	1,840,438
4.30%, 07/22/27	2,215	2,193,656
4.54%, 08/15/26, (1-day SOFR + 1.560%)(b)	2,047	2,044,366
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	2,712	2,704,335
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	1,165	1,170,546
5.57%, 07/25/29, (1-day SOFR + 1.740%)(b)	2,985	3,038,478
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	2,330	2,367,270
6.30%, 10/23/29, (1-day SOFR + 1.790%)(b)	2,090	2,178,563
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(b)	1,625	1,625,510
Wells Fargo Bank NA
4.81%, 01/15/26	1,030	1,033,638
5.25%, 12/11/26	2,240	2,266,843
5.45%, 08/07/26	2,940	2,976,350
5.55%, 08/01/25	1,632	1,639,233
Westpac Banking Corp.
1.15%, 06/03/26	948	907,838
1.95%, 11/20/28	1,065	965,593
2.35%, 02/19/25(a)	641	640,361
2.65%, 01/16/30	555	503,039
2.70%, 08/19/26	635	618,467
2.85%, 05/13/26	1,015	994,932
3.35%, 03/08/27(a)	570	556,623
3.40%, 01/25/28	850	821,879
3.74%, 08/26/25(a)	375	373,557
4.04%, 08/26/27	475	470,333
4.60%, 10/20/26	410	411,174
5.05%, 04/16/29	570	577,363
5.20%, 04/16/26	525	529,432
5.46%, 11/18/27	955	978,991
5.51%, 11/17/25	812	818,111
5.54%, 11/17/28	1,030	1,060,768
		714,125,106
Beverages — 1.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26	80	79,339
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	1,765	1,736,582
4.75%, 01/23/29	3,125	3,123,787
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	1,105	995,545
1.45%, 06/01/27	1,145	1,072,331
Security	Par (000)	Value
Beverages (continued)
1.50%, 03/05/28(a)	$650	$594,737
2.13%, 09/06/29(a)	805	723,204
2.90%, 05/25/27	410	396,821
3.38%, 03/25/27	850	832,880
Coca-Cola Consolidated Inc., 5.25%, 06/01/29	550	557,503
Constellation Brands Inc.
3.15%, 08/01/29(a)	620	572,370
3.50%, 05/09/27	440	428,251
3.60%, 02/15/28(a)	560	539,929
3.70%, 12/06/26	516	506,966
4.35%, 05/09/27	490	485,431
4.40%, 11/15/25(a)	519	517,981
4.65%, 11/15/28(a)	385	380,966
5.00%, 02/02/26	550	549,644
Diageo Capital PLC
1.38%, 09/29/25	615	602,829
2.38%, 10/24/29(a)	755	679,015
3.88%, 05/18/28	145	141,666
5.20%, 10/24/25(a)	470	472,348
5.30%, 10/24/27(a)	775	788,275
Keurig Dr Pepper Inc.
3.40%, 11/15/25	457	453,307
3.95%, 04/15/29	775	746,026
4.42%, 05/25/25(a)	462	461,495
4.60%, 05/25/28(a)	965	958,823
5.05%, 03/15/29	600	602,371
5.10%, 03/15/27	340	342,873
Molson Coors Beverage Co., 3.00%, 07/15/26	1,570	1,532,684
PepsiCo Inc.
2.25%, 03/19/25	689	687,031
2.38%, 10/06/26	810	783,791
2.63%, 03/19/27	495	477,672
2.63%, 07/29/29	770	706,764
2.75%, 04/30/25	406	404,339
2.85%, 02/24/26	670	659,679
3.00%, 10/15/27(a)	320	308,591
3.50%, 07/17/25(a)	683	680,266
3.60%, 02/18/28	660	644,125
4.45%, 05/15/28	555	555,919
4.50%, 07/17/29(a)	705	702,998
4.55%, 02/13/26	405	405,690
5.13%, 11/10/26	631	638,859
5.25%, 11/10/25	725	730,148
7.00%, 03/01/29	380	413,420
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27	440	441,883
		31,117,154
Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28	975	877,101
1.90%, 02/21/25	581	580,302
2.20%, 02/21/27	1,472	1,400,603
2.60%, 08/19/26	1,095	1,062,128
3.00%, 02/22/29	600	559,855
3.13%, 05/01/25(a)	842	839,150
3.20%, 11/02/27	265	254,863
4.05%, 08/18/29	1,020	984,210
5.15%, 03/02/28	2,897	2,930,100
5.25%, 03/02/25	840	840,334
5.51%, 03/02/26	1,225	1,225,364
Baxalta Inc., 4.00%, 06/23/25	715	713,209

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Biogen Inc., 4.05%, 09/15/25(a)	$1,365	$1,360,310
Gilead Sciences Inc.
1.20%, 10/01/27	680	622,484
2.95%, 03/01/27	915	885,263
3.50%, 02/01/25	1,387	1,387,000
3.65%, 03/01/26	2,243	2,222,917
4.80%, 11/15/29	600	598,768
Illumina Inc.
4.65%, 09/09/26	470	468,544
5.75%, 12/13/27	525	536,754
5.80%, 12/12/25	325	327,419
Royalty Pharma PLC
1.20%, 09/02/25	912	892,880
1.75%, 09/02/27	865	799,616
5.15%, 09/02/29	410	409,624
		22,778,798
Building Materials — 0.3%
Carrier Global Corp.
2.24%, 02/15/25	1,046	1,045,150
2.49%, 02/15/27	670	641,608
CRH SMW Finance DAC
5.13%, 01/09/30	800	805,006
5.20%, 05/21/29(a)	595	599,328
Fortune Brands Innovations Inc.
3.25%, 09/15/29	515	477,080
4.00%, 06/15/25	505	503,324
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	540	550,651
Martin Marietta Materials Inc., 3.50%, 12/15/27	265	256,114
Masco Corp., 1.50%, 02/15/28	412	373,545
Mohawk Industries Inc., 5.85%, 09/18/28	475	489,725
Owens Corning, 5.50%, 06/15/27	80	81,436
Trane Technologies Financing Ltd., 3.80%, 03/21/29	540	519,177
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	505	487,993
Vulcan Materials Co., 4.95%, 12/01/29	360	360,206
		7,190,343
Chemicals — 1.0%
Air Products and Chemicals Inc.
1.50%, 10/15/25(a)	466	456,606
1.85%, 05/15/27	690	650,508
4.60%, 02/08/29	632	630,751
Albemarle Corp., 4.65%, 06/01/27	757	750,675
Celanese U.S. Holdings LLC
6.05%, 03/15/25(a)	976	976,801
6.42%, 07/15/27(a)	1,510	1,539,741
6.58%, 07/15/29	590	606,596
6.60%, 11/15/28	795	817,362
Dow Chemical Co. (The)
4.80%, 11/30/28	260	259,761
7.38%, 11/01/29	615	674,368
DuPont de Nemours Inc.
4.49%, 11/15/25	1,505	1,501,556
4.73%, 11/15/28	1,640	1,639,001
Eastman Chemical Co.
4.50%, 12/01/28	435	428,684
5.00%, 08/01/29	400	399,367
Ecolab Inc.
1.65%, 02/01/27	650	615,076
Security	Par (000)	Value
Chemicals (continued)
2.70%, 11/01/26	$680	$659,982
3.25%, 12/01/27	90	86,895
5.25%, 01/15/28(a)	634	648,258
EIDP Inc.
1.70%, 07/15/25	613	604,732
4.50%, 05/15/26	85	84,931
FMC Corp.
3.20%, 10/01/26	280	272,195
3.45%, 10/01/29	410	379,113
5.15%, 05/18/26	555	556,685
Linde Inc./CT
3.20%, 01/30/26(a)	673	665,734
4.70%, 12/05/25	700	701,823
LYB International Finance II BV, 3.50%, 03/02/27	225	219,379
Mosaic Co. (The), 4.05%, 11/15/27	135	132,474
Nutrien Ltd.
4.20%, 04/01/29	595	578,853
4.90%, 03/27/28	690	692,126
5.95%, 11/07/25(a)	235	237,329
PPG Industries Inc.
1.20%, 03/15/26	722	694,920
3.75%, 03/15/28(a)	170	164,985
Rohm & Haas Co., 7.85%, 07/15/29	445	490,186
Sherwin-Williams Co. (The)
2.95%, 08/15/29	645	593,531
3.45%, 06/01/27	1,130	1,100,258
Westlake Corp., 3.60%, 08/15/26	695	682,307
		22,193,549
Commercial Services — 0.9%
Automatic Data Processing Inc.
1.70%, 05/15/28	655	600,433
3.38%, 09/15/25	866	859,877
Block Financial LLC, 2.50%, 07/15/28	400	366,161
Cintas Corp. No. 2, 3.70%, 04/01/27	420	412,083
Equifax Inc.
4.80%, 09/15/29	510	505,674
5.10%, 12/15/27	560	564,351
5.10%, 06/01/28	550	553,672
Global Payments Inc.
1.20%, 03/01/26	911	875,944
2.15%, 01/15/27	632	600,527
2.65%, 02/15/25	392	391,718
3.20%, 08/15/29	980	902,876
4.80%, 04/01/26	631	630,409
4.95%, 08/15/27	430	430,964
5.30%, 08/15/29	365	366,505
GXO Logistics Inc., 6.25%, 05/06/29(a)	452	463,871
Moody's Corp.
3.25%, 01/15/28	400	384,496
3.75%, 03/24/25	587	586,022
PayPal Holdings Inc.
1.65%, 06/01/25	841	832,723
2.65%, 10/01/26	1,152	1,116,692
2.85%, 10/01/29	1,165	1,072,354
3.90%, 06/01/27	405	398,823
Quanta Services Inc., 4.75%, 08/09/27	385	383,852
RELX Capital Inc., 4.00%, 03/18/29	600	581,230
S&P Global Inc.
2.45%, 03/01/27	990	947,913
2.50%, 12/01/29	425	382,917
2.70%, 03/01/29	917	848,120

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
2.95%, 01/22/27	$465	$450,684
4.25%, 05/01/29	755	739,626
4.75%, 08/01/28	570	571,303
Verisk Analytics Inc.
4.00%, 06/15/25(a)	158	157,545
4.13%, 03/15/29	450	436,780
Yale University, Series 2020, 0.87%, 04/15/25	531	527,294
		18,943,439
Computers — 2.7%
Accenture Capital Inc.
3.90%, 10/04/27	455	448,972
4.05%, 10/04/29	950	925,349
Apple Inc.
0.55%, 08/20/25(a)	1,018	997,079
0.70%, 02/08/26	1,995	1,924,194
1.13%, 05/11/25(a)	1,417	1,404,604
1.40%, 08/05/28	1,835	1,654,251
2.05%, 09/11/26	1,665	1,606,638
2.20%, 09/11/29	1,380	1,246,427
2.45%, 08/04/26	1,805	1,755,126
2.50%, 02/09/25	830	829,832
2.90%, 09/12/27(a)	1,560	1,501,117
3.00%, 06/20/27	935	907,026
3.00%, 11/13/27	1,104	1,066,098
3.20%, 05/13/25	1,350	1,345,449
3.20%, 05/11/27(a)	1,620	1,578,816
3.25%, 02/23/26	2,615	2,586,877
3.25%, 08/08/29	750	712,145
3.35%, 02/09/27	1,840	1,806,285
4.00%, 05/10/28	1,255	1,240,570
4.42%, 05/08/26	49	48,992
Dell International LLC/EMC Corp.
4.90%, 10/01/26	1,370	1,371,848
5.25%, 02/01/28	830	841,007
5.30%, 10/01/29	1,335	1,348,378
6.02%, 06/15/26	1,846	1,871,313
6.10%, 07/15/27	440	452,403
DXC Technology Co.
1.80%, 09/15/26	575	546,534
2.38%, 09/15/28(a)	385	348,557
Fortinet Inc., 1.00%, 03/15/26	515	494,997
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	640	619,029
4.40%, 09/25/27	905	897,441
4.45%, 09/25/26	780	776,357
4.55%, 10/15/29	1,230	1,214,860
4.90%, 10/15/25(a)	2,020	2,021,322
5.25%, 07/01/28(a)	455	460,972
HP Inc.
1.45%, 06/17/26	522	499,438
2.20%, 06/17/25	1,231	1,219,646
3.00%, 06/17/27	855	821,823
4.00%, 04/15/29	780	749,568
4.75%, 01/15/28	775	775,248
IBM International Capital Pte Ltd.
4.60%, 02/05/27	397	397,778
4.60%, 02/05/29	345	343,138
4.70%, 02/05/26(a)	470	470,533
International Business Machines Corp.
1.70%, 05/15/27	1,052	985,850
2.20%, 02/09/27	495	471,692
Security	Par (000)	Value
Computers (continued)
3.30%, 05/15/26	$2,300	$2,262,837
3.30%, 01/27/27(a)	422	411,936
3.45%, 02/19/26	1,079	1,067,080
3.50%, 05/15/29	2,425	2,303,290
4.00%, 07/27/25	880	878,724
4.15%, 07/27/27(a)	665	657,517
4.50%, 02/06/26	705	704,550
4.50%, 02/06/28	780	777,637
7.00%, 10/30/25(a)	1,643	1,674,303
Kyndryl Holdings Inc.
2.05%, 10/15/26	610	581,719
2.70%, 10/15/28	180	165,191
Leidos Inc., 3.63%, 05/15/25	465	463,510
NetApp Inc.
1.88%, 06/22/25(a)	653	645,086
2.38%, 06/22/27(a)	475	449,521
Western Digital Corp., 2.85%, 02/01/29	300	269,109
		58,897,589
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.
3.10%, 08/15/25	340	337,608
3.10%, 08/15/27	480	465,151
4.60%, 03/01/28(a)	457	460,754
4.80%, 03/02/26	507	509,417
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29	450	401,393
3.15%, 03/15/27	325	315,300
4.38%, 05/15/28(a)	640	633,187
Haleon U.K. Capital PLC, 3.13%, 03/24/25	1,215	1,212,201
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,590	1,545,608
3.38%, 03/24/29	685	645,801
Kenvue Inc.
5.05%, 03/22/28	760	770,461
5.35%, 03/22/26	695	701,571
5.50%, 03/22/25(a)	700	700,758
Procter & Gamble Co. (The)
0.55%, 10/29/25(a)	972	945,376
1.00%, 04/23/26(a)	807	775,994
1.90%, 02/01/27	840	801,110
2.45%, 11/03/26	700	677,891
2.70%, 02/02/26	550	541,127
2.80%, 03/25/27	415	402,299
2.85%, 08/11/27	555	535,408
3.95%, 01/26/28(a)	800	791,834
4.10%, 01/26/26(a)	590	589,022
4.15%, 10/24/29(a)	395	390,862
4.35%, 01/29/29(a)	470	467,836
Unilever Capital Corp.
2.00%, 07/28/26	320	309,113
2.13%, 09/06/29	707	632,119
2.90%, 05/05/27	958	926,351
3.10%, 07/30/25	704	699,552
3.50%, 03/22/28	1,160	1,126,663
4.25%, 08/12/27(a)	295	293,651
4.88%, 09/08/28(a)	530	535,788
		20,141,206
Distribution & Wholesale — 0.1%
LKQ Corp., 5.75%, 06/15/28	595	605,751

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale (continued)
WW Grainger Inc., 1.85%, 02/15/25	$476	$475,615
		1,081,366
Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26(a)	880	855,193
2.45%, 10/29/26	3,225	3,094,574
3.00%, 10/29/28(a)	2,880	2,681,335
3.65%, 07/21/27	865	839,526
3.88%, 01/23/28(a)	445	432,776
4.45%, 10/01/25(a)	560	559,214
4.45%, 04/03/26	565	562,273
4.63%, 10/15/27	490	487,018
4.63%, 09/10/29	845	826,371
4.88%, 04/01/28	450	449,077
5.10%, 01/19/29	630	631,468
5.75%, 06/06/28(a)	782	800,452
6.10%, 01/15/27	560	571,776
6.45%, 04/15/27	1,294	1,334,017
6.50%, 07/15/25(a)	1,137	1,144,029
Air Lease Corp.
1.88%, 08/15/26(a)	1,152	1,101,810
2.10%, 09/01/28	480	434,949
2.20%, 01/15/27(a)	575	547,309
2.30%, 02/01/25	584	584,000
2.88%, 01/15/26(a)	1,335	1,311,604
3.25%, 03/01/25	630	628,955
3.25%, 10/01/29	460	426,118
3.38%, 07/01/25	838	833,077
3.63%, 04/01/27(a)	363	354,554
3.63%, 12/01/27	185	179,122
3.75%, 06/01/26	725	714,530
4.63%, 10/01/28	235	232,141
5.10%, 03/01/29	350	351,349
5.30%, 06/25/26	320	322,034
5.30%, 02/01/28	523	528,341
5.85%, 12/15/27	895	917,175
Aircastle Ltd., 4.25%, 06/15/26	650	643,822
Ally Financial Inc.
2.20%, 11/02/28	625	562,396
4.63%, 03/30/25(a)	156	155,814
4.75%, 06/09/27(a)	480	477,473
5.80%, 05/01/25(a)	336	336,517
7.10%, 11/15/27	485	510,565
American Express Co.
1.65%, 11/04/26	897	851,816
2.25%, 03/04/25(a)	990	990,000
2.55%, 03/04/27(a)	1,310	1,255,866
3.13%, 05/20/26	500	491,055
3.30%, 05/03/27	1,245	1,207,998
3.95%, 08/01/25	1,855	1,850,131
4.05%, 05/03/29	932	910,313
4.20%, 11/06/25(a)	1,809	1,805,756
4.90%, 02/13/26	690	692,875
5.85%, 11/05/27	1,255	1,294,124
Ameriprise Financial Inc.
2.88%, 09/15/26(a)	405	394,804
3.00%, 04/02/25	452	450,697
5.70%, 12/15/28	450	465,564
Ares Management Corp., 6.38%, 11/10/28	375	392,553
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance Inc.
3.90%, 01/25/28	$1,005	$980,876
4.25%, 06/02/26	418	415,690
4.85%, 03/29/29	640	637,729
Capital One Financial Corp.
3.65%, 05/11/27	595	580,384
3.75%, 07/28/26	738	725,071
3.75%, 03/09/27	987	965,144
3.80%, 01/31/28	1,255	1,215,408
4.20%, 10/29/25	943	938,231
4.25%, 04/30/25	221	220,714
Cboe Global Markets Inc., 3.65%, 01/12/27	645	633,995
Charles Schwab Corp. (The)
0.90%, 03/11/26	1,115	1,071,245
1.15%, 05/13/26	729	698,171
2.00%, 03/20/28	1,080	994,815
2.45%, 03/03/27	1,305	1,248,686
3.20%, 03/02/27	665	645,832
3.20%, 01/25/28	645	618,768
3.25%, 05/22/29	495	464,846
3.30%, 04/01/27(a)	570	554,474
3.85%, 05/21/25(a)	646	644,604
4.00%, 02/01/29(a)	220	213,651
4.20%, 03/24/25	493	492,753
5.88%, 08/24/26	595	605,855
CME Group Inc.
3.00%, 03/15/25(a)	626	624,868
3.75%, 06/15/28	630	615,532
Discover Financial Services
3.75%, 03/04/25	20	19,981
4.10%, 02/09/27	725	713,783
4.50%, 01/30/26	135	134,659
Intercontinental Exchange Inc.
3.10%, 09/15/27	404	388,781
3.63%, 09/01/28	780	751,544
3.65%, 05/23/25(a)	1,027	1,024,259
3.75%, 12/01/25	1,085	1,078,377
3.75%, 09/21/28(a)	425	411,400
4.00%, 09/15/27	1,555	1,531,186
4.35%, 06/15/29	1,032	1,013,953
Jefferies Financial Group Inc.
4.15%, 01/23/30	720	687,997
4.85%, 01/15/27	545	546,037
5.88%, 07/21/28	885	907,045
Lazard Group LLC
4.38%, 03/11/29(a)	365	355,157
4.50%, 09/19/28	465	456,135
LPL Holdings Inc.
5.70%, 05/20/27	345	349,152
6.75%, 11/17/28(a)	595	624,322
Mastercard Inc.
2.00%, 03/03/25	212	211,548
2.95%, 11/21/26	685	668,263
2.95%, 06/01/29	797	745,380
3.30%, 03/26/27	835	816,457
3.50%, 02/26/28	390	379,594
4.10%, 01/15/28	350	346,914
4.88%, 03/09/28	630	636,827
Nasdaq Inc.
3.85%, 06/30/26(a)	458	453,139
5.35%, 06/28/28	930	944,608

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.65%, 06/28/25	$272	$272,956
Nomura Holdings Inc.
1.65%, 07/14/26	1,018	972,632
1.85%, 07/16/25(a)	1,480	1,462,614
2.17%, 07/14/28(a)	950	863,087
2.33%, 01/22/27	955	909,028
2.71%, 01/22/29	280	255,527
3.10%, 01/16/30	1,200	1,087,017
5.10%, 07/03/25	145	145,269
5.39%, 07/06/27	395	398,087
5.59%, 07/02/27	450	456,431
5.61%, 07/06/29(a)	440	448,144
5.71%, 01/09/26	435	438,730
5.84%, 01/18/28	475	484,586
6.07%, 07/12/28(a)	645	664,707
ORIX Corp.
3.70%, 07/18/27	105	102,410
4.65%, 09/10/29	455	448,491
5.00%, 09/13/27	645	648,864
Synchrony Financial
3.70%, 08/04/26	132	129,512
3.95%, 12/01/27	705	682,598
4.50%, 07/23/25	575	573,869
4.88%, 06/13/25	465	464,768
5.15%, 03/19/29	625	617,988
Visa Inc.
0.75%, 08/15/27(a)	230	210,295
1.90%, 04/15/27	1,255	1,189,118
2.75%, 09/15/27	780	748,384
3.15%, 12/14/25(a)	2,025	2,005,240
		90,160,498
Electric — 4.3%
AEP Texas Inc.
3.95%, 06/01/28	375	363,405
5.45%, 05/15/29	410	416,354
AES Corp. (The)
1.38%, 01/15/26	552	533,837
5.45%, 06/01/28	845	851,790
Alabama Power Co., 3.75%, 09/01/27	435	426,042
Ameren Corp.
1.95%, 03/15/27	395	372,624
5.00%, 01/15/29	450	449,599
5.70%, 12/01/26	535	543,585
American Electric Power Co. Inc.
5.20%, 01/15/29	765	769,111
5.75%, 11/01/27	400	409,387
Series J, 4.30%, 12/01/28	480	469,761
Avangrid Inc.
3.20%, 04/15/25	729	726,354
3.80%, 06/01/29	590	560,650
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	470	449,822
4.05%, 04/15/25(a)	1,058	1,056,940
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/28	315	319,645
CenterPoint Energy Inc.
1.45%, 06/01/26	480	459,950
5.40%, 06/01/29	520	526,127
Commonwealth Edison Co.
2.55%, 06/15/26	495	482,271
3.70%, 08/15/28	385	373,006
Security	Par (000)	Value
Electric (continued)
Connecticut Light and Power Co. (The), Series A, 3.20%, 03/15/27	$345	$335,378
Consolidated Edison Co. of New York Inc., Series D, 4.00%, 12/01/28	315	307,337
Constellation Energy Generation LLC
3.25%, 06/01/25	862	857,418
5.60%, 03/01/28	585	596,348
Consumers Energy Co.
4.60%, 05/30/29	520	516,932
4.70%, 01/15/30	350	347,597
4.90%, 02/15/29	315	316,069
Dominion Energy Inc.
3.90%, 10/01/25(a)	600	597,376
4.25%, 06/01/28(a)	390	382,535
Series A, 1.45%, 04/15/26	480	461,861
DTE Electric Co.
4.85%, 12/01/26	205	206,494
Series A, 1.90%, 04/01/28	480	441,149
DTE Energy Co.
2.85%, 10/01/26	450	436,566
4.88%, 06/01/28	605	604,787
4.95%, 07/01/27	625	627,254
5.10%, 03/01/29	970	972,271
Series F, 1.05%, 06/01/25	868	857,366
Duke Energy Carolinas LLC, 3.95%, 11/15/28	630	614,020
Duke Energy Corp.
0.90%, 09/15/25	530	518,523
2.65%, 09/01/26	1,095	1,062,276
3.15%, 08/15/27	662	636,773
3.40%, 06/15/29	455	427,424
4.30%, 03/15/28	725	714,879
4.85%, 01/05/27	300	301,242
4.85%, 01/05/29	525	523,718
5.00%, 12/08/25	465	466,646
5.00%, 12/08/27	450	453,566
Duke Energy Florida LLC
2.50%, 12/01/29	580	522,909
3.20%, 01/15/27	330	321,779
3.80%, 07/15/28(a)	487	473,217
Duke Energy Progress LLC
3.25%, 08/15/25(a)	501	497,703
3.45%, 03/15/29	370	351,853
3.70%, 09/01/28(a)	345	333,548
Edison International
4.13%, 03/15/28(a)	535	495,689
5.25%, 11/15/28(a)	340	320,337
5.45%, 06/15/29(a)	375	354,493
5.75%, 06/15/27(a)	475	462,586
6.95%, 11/15/29(a)	505	504,747
Emera U.S. Finance LP, 3.55%, 06/15/26	675	662,466
Entergy Arkansas LLC, 3.50%, 04/01/26	485	479,616
Entergy Corp.
0.90%, 09/15/25(a)	727	709,927
1.90%, 06/15/28	490	443,998
2.95%, 09/01/26	598	581,462
Evergy Inc., 2.90%, 09/15/29	590	536,892
Eversource Energy
2.90%, 03/01/27	582	560,116
4.60%, 07/01/27	525	521,604
5.45%, 03/01/28	870	882,810
5.95%, 02/01/29	675	695,443

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series O, 4.25%, 04/01/29	$355	$343,901
Exelon Corp.
2.75%, 03/15/27	490	470,380
3.40%, 04/15/26	627	617,459
3.95%, 06/15/25	821	819,168
5.15%, 03/15/28	800	806,832
5.15%, 03/15/29	500	503,369
FirstEnergy Corp., Series B, 3.90%, 07/15/27	1,080	1,054,966
Florida Power & Light Co.
2.85%, 04/01/25	653	651,142
3.13%, 12/01/25	543	537,053
4.40%, 05/15/28	600	595,494
4.45%, 05/15/26(a)	512	512,726
5.05%, 04/01/28	785	793,780
5.15%, 06/15/29	560	567,366
Fortis Inc./Canada, 3.06%, 10/04/26	545	528,781
Georgia Power Co.
4.65%, 05/16/28	622	620,611
5.00%, 02/23/27	300	302,550
Series B, 2.65%, 09/15/29	485	442,668
Interstate Power & Light Co., 4.10%, 09/26/28	245	238,880
ITC Holdings Corp., 3.35%, 11/15/27	407	391,981
MidAmerican Energy Co., 3.65%, 04/15/29	670	640,328
National Grid PLC, 5.60%, 06/12/28	525	535,816
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	620	590,284
1.88%, 02/07/25	500	499,849
4.12%, 09/16/27	415	409,954
4.45%, 03/13/26	370	369,402
4.80%, 02/05/27(a)	460	462,273
4.80%, 03/15/28	440	440,981
4.85%, 02/07/29	360	360,231
5.15%, 06/15/29	370	374,363
5.45%, 10/30/25	657	661,358
Nevada Power Co., Series CC, 3.70%, 05/01/29	405	388,006
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	770	729,943
1.90%, 06/15/28	1,460	1,327,446
2.75%, 11/01/29	850	769,627
3.50%, 04/01/29	365	344,921
3.55%, 05/01/27	795	776,150
4.45%, 06/20/25	1,332	1,330,826
4.63%, 07/15/27	1,005	1,004,591
4.85%, 02/04/28	430	430,142
4.90%, 02/28/28	992	993,975
4.90%, 03/15/29	720	718,159
4.95%, 01/29/26(a)	775	777,862
5.05%, 03/15/30	550	549,653
5.75%, 09/01/25	385	386,970
NSTAR Electric Co., 3.20%, 05/15/27	450	435,476
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28(a)	445	428,754
4.30%, 05/15/28	450	444,804
4.65%, 11/01/29	425	420,835
Pacific Gas and Electric Co.
2.10%, 08/01/27	605	558,848
2.95%, 03/01/26	504	491,045
3.00%, 06/15/28	610	563,447
3.15%, 01/01/26	1,582	1,552,818
3.30%, 12/01/27(a)	855	806,931
3.45%, 07/01/25	435	432,143
Security	Par (000)	Value
Electric (continued)
3.50%, 06/15/25	$710	$705,973
3.75%, 07/01/28	694	657,793
5.55%, 05/15/29	660	658,218
6.10%, 01/15/29	670	678,853
PacifiCorp, 5.10%, 02/15/29(a)	405	407,289
Pinnacle West Capital Corp., 1.30%, 06/15/25(a)	606	597,676
PPL Capital Funding Inc., 3.10%, 05/15/26	610	597,471
Public Service Enterprise Group Inc.
0.80%, 08/15/25	640	626,814
5.20%, 04/01/29	600	604,849
5.85%, 11/15/27	440	451,896
5.88%, 10/15/28	490	505,517
Puget Energy Inc., 2.38%, 06/15/28	350	321,235
San Diego Gas & Electric Co.
2.50%, 05/15/26	495	481,646
4.95%, 08/15/28	460	460,574
Sempra
3.25%, 06/15/27	485	467,876
3.30%, 04/01/25	425	423,931
3.40%, 02/01/28	790	756,153
3.70%, 04/01/29	440	416,524
5.40%, 08/01/26	500	502,653
Southern California Edison Co.
2.85%, 08/01/29	385	345,566
4.40%, 09/06/26(a)	135	133,166
4.88%, 02/01/27	440	436,024
5.15%, 06/01/29	590	583,146
5.30%, 03/01/28	495	494,801
5.35%, 03/01/26	480	480,722
5.65%, 10/01/28	525	529,984
5.85%, 11/01/27	575	581,612
Series A, 4.20%, 03/01/29(a)	350	334,166
Series D, 4.70%, 06/01/27	425	418,656
Series E, 3.70%, 08/01/25	761	755,283
Southern Co. (The)
3.25%, 07/01/26	1,420	1,392,992
4.85%, 06/15/28	535	536,445
5.15%, 10/06/25(a)	415	416,275
5.50%, 03/15/29	795	810,668
Southern Power Co., 4.15%, 12/01/25	363	361,977
Southwestern Electric Power Co.
Series M, 4.10%, 09/15/28	410	399,040
Series N, 1.65%, 03/15/26	495	478,135
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29	305	281,253
Series A, 3.15%, 01/15/26	613	605,377
Series A, 3.50%, 03/15/27	555	542,110
Series A, 3.80%, 04/01/28	560	544,162
Series B, 3.75%, 05/15/27	450	441,020
WEC Energy Group Inc.
1.38%, 10/15/27	340	311,116
2.20%, 12/15/28	425	385,418
4.75%, 01/09/26	875	875,952
5.00%, 09/27/25	500	500,771
Xcel Energy Inc.
1.75%, 03/15/27	415	389,523
2.60%, 12/01/29	350	312,329
3.30%, 06/01/25	591	588,249
3.35%, 12/01/26	457	445,167
4.00%, 06/15/28	522	505,609
		95,204,233

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26	$819	$772,058
1.80%, 10/15/27	210	195,744
2.00%, 12/21/28	865	785,018
3.15%, 06/01/25	549	546,457
		2,299,277
Electronics — 0.6%
Amphenol Corp.
4.35%, 06/01/29(a)	400	392,316
5.05%, 04/05/27	275	277,265
Arrow Electronics Inc.
3.88%, 01/12/28(a)	430	415,761
5.15%, 08/21/29(a)	315	313,926
Avnet Inc.
4.63%, 04/15/26	290	288,911
6.25%, 03/15/28	445	458,802
Flex Ltd.
3.75%, 02/01/26	577	569,929
4.75%, 06/15/25	557	556,501
4.88%, 06/15/29	500	492,358
Fortive Corp., 3.15%, 06/15/26	870	851,901
Honeywell International Inc.
1.10%, 03/01/27	905	845,320
1.35%, 06/01/25(a)	682	674,993
2.50%, 11/01/26	1,265	1,224,532
2.70%, 08/15/29	585	538,586
4.25%, 01/15/29	540	533,135
4.65%, 07/30/27	635	637,098
4.88%, 09/01/29	335	337,954
4.95%, 02/15/28	470	476,143
Jabil Inc.
1.70%, 04/15/26	402	387,250
3.60%, 01/15/30	10	9,291
3.95%, 01/12/28	250	242,692
4.25%, 05/15/27	365	360,325
Keysight Technologies Inc.
3.00%, 10/30/29(a)	392	358,812
4.60%, 04/06/27	536	533,917
TD SYNNEX Corp.
1.75%, 08/09/26	590	562,847
2.38%, 08/09/28	475	433,183
Trimble Inc., 4.90%, 06/15/28	500	499,939
Tyco Electronics Group SA, 4.50%, 02/13/26	80	80,017
Vontier Corp.
1.80%, 04/01/26	460	443,007
2.40%, 04/01/28	462	422,053
		14,218,764
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	290	302,435
MasTec Inc., 5.90%, 06/15/29	390	397,113
		699,548
Entertainment — 0.3%
Warnermedia Holdings Inc.
3.64%, 03/15/25	1,325	1,322,452
3.76%, 03/15/27	3,080	2,980,019
3.79%, 03/15/25	365	364,367
4.05%, 03/15/29	965	904,248
6.41%, 03/15/26	1,150	1,150,038
		6,721,124
Security	Par (000)	Value
Environmental Control — 0.4%
Republic Services Inc.
2.90%, 07/01/26	$590	$577,613
3.20%, 03/15/25	511	509,879
3.38%, 11/15/27	140	135,506
3.95%, 05/15/28	720	703,150
4.88%, 04/01/29	595	595,556
Veralto Corp.
5.35%, 09/18/28(a)	605	614,823
5.50%, 09/18/26	645	652,445
Waste Connections Inc.
3.50%, 05/01/29	395	375,061
4.25%, 12/01/28	315	309,499
Waste Management Inc.
0.75%, 11/15/25(a)	588	571,415
1.15%, 03/15/28(a)	539	485,584
3.15%, 11/15/27	420	404,593
4.50%, 03/15/28	735	732,953
4.88%, 02/15/29(a)	580	584,631
4.95%, 07/03/27	385	388,622
		7,641,330
Food — 1.4%
Campbell Soup Co., 3.95%, 03/15/25(a)	690	689,265
Conagra Brands Inc.
1.38%, 11/01/27	845	769,634
4.60%, 11/01/25(a)	897	896,329
4.85%, 11/01/28	910	905,014
5.30%, 10/01/26	540	544,753
General Mills Inc.
3.20%, 02/10/27(a)	75	73,018
4.00%, 04/17/25(a)	688	687,017
4.20%, 04/17/28	1,225	1,204,147
4.70%, 01/30/27	420	420,565
4.88%, 01/30/30	535	533,088
5.50%, 10/17/28	380	388,403
Hormel Foods Corp.
1.70%, 06/03/28	715	650,699
4.80%, 03/30/27	440	442,445
Ingredion Inc., 3.20%, 10/01/26	200	194,932
J.M. Smucker Co. (The)
3.38%, 12/15/27	205	198,404
3.50%, 03/15/25	620	619,117
5.90%, 11/15/28(a)	520	539,999
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	831	790,798
3.00%, 02/02/29	420	386,792
5.13%, 02/01/28	705	705,536
5.50%, 01/15/30	860	862,325
Kellanova
3.25%, 04/01/26	710	699,441
3.40%, 11/15/27	195	188,414
4.30%, 05/15/28	575	567,249
Kraft Heinz Foods Co.
3.00%, 06/01/26(a)	1,590	1,555,104
3.88%, 05/15/27	1,130	1,108,513
Kroger Co. (The)
2.65%, 10/15/26	725	701,054
3.50%, 02/01/26	390	385,606
3.70%, 08/01/27	240	234,310
4.50%, 01/15/29	455	451,205

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
McCormick & Co. Inc./MD
0.90%, 02/15/26	$521	$500,954
3.40%, 08/15/27	355	344,360
Mondelez International Inc.
1.50%, 05/04/25	649	643,885
2.63%, 03/17/27	705	675,367
4.75%, 02/20/29	475	473,434
Sysco Corp.
3.25%, 07/15/27	665	642,290
3.30%, 07/15/26	900	882,510
3.75%, 10/01/25	653	648,952
5.75%, 01/17/29(a)	460	473,856
The Campbell's Co.
4.15%, 03/15/28	930	912,502
5.20%, 03/19/27	390	393,866
5.20%, 03/21/29	390	393,628
Tyson Foods Inc.
3.55%, 06/02/27	1,142	1,109,422
4.00%, 03/01/26	690	685,144
4.35%, 03/01/29	777	756,585
5.40%, 03/15/29	482	488,070
Walmart Inc., 3.90%, 09/09/25	1,340	1,336,459
		29,754,460
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29	370	416,645
Gas — 0.3%
Atmos Energy Corp.
2.63%, 09/15/29	380	346,744
3.00%, 06/15/27	255	246,078
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	753	761,886
National Fuel Gas Co., 5.50%, 01/15/26	570	572,783
NiSource Inc.
0.95%, 08/15/25	835	818,947
2.95%, 09/01/29(a)	630	577,805
3.49%, 05/15/27	810	788,115
5.20%, 07/01/29	505	509,074
5.25%, 03/30/28	785	793,397
ONE Gas Inc., 5.10%, 04/01/29	400	404,349
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	445	420,717
Southern California Gas Co.
2.95%, 04/15/27	605	581,277
Series TT, 2.60%, 06/15/26	455	442,539
		7,263,711
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 02/15/26	900	906,352
6.05%, 04/15/28(a)	945	963,354
Stanley Black & Decker Inc.
2.30%, 02/24/25	475	474,286
3.40%, 03/01/26	515	508,155
4.25%, 11/15/28	340	332,613
		3,184,760
Health Care - Products — 1.1%
Abbott Laboratories
1.15%, 01/30/28	425	386,938
2.95%, 03/15/25	622	620,868
3.75%, 11/30/26	1,260	1,247,165
Security	Par (000)	Value
Health Care - Products (continued)
Agilent Technologies Inc.
2.75%, 09/15/29	$307	$279,714
4.20%, 09/09/27	400	395,343
Baxter International Inc.
1.92%, 02/01/27(a)	1,225	1,159,270
2.27%, 12/01/28	890	808,061
2.60%, 08/15/26	650	629,839
Boston Scientific Corp., 1.90%, 06/01/25	503	498,494
Danaher Corp., 3.35%, 09/15/25(a)	610	606,202
DH Europe Finance II SARL, 2.60%, 11/15/29(a)	605	549,260
GE HealthCare Technologies Inc.
4.80%, 08/14/29	805	800,128
5.60%, 11/15/25(a)	980	985,968
5.65%, 11/15/27	1,325	1,356,167
Medtronic Global Holdings SCA, 4.25%, 03/30/28	937	928,919
Revvity Inc.
1.90%, 09/15/28(a)	315	283,283
3.30%, 09/15/29	650	602,219
Solventum Corp.
5.40%, 03/01/29	1,145	1,157,144
5.45%, 02/25/27	540	546,500
Stryker Corp.
1.15%, 06/15/25	535	528,359
3.38%, 11/01/25	675	668,847
3.50%, 03/15/26	860	850,119
3.65%, 03/07/28(a)	515	499,169
4.25%, 09/11/29	565	551,436
4.55%, 02/10/27	475	474,719
4.70%, 02/10/28	475	474,632
4.85%, 12/08/28	485	486,579
4.85%, 02/10/30	475	473,356
Thermo Fisher Scientific Inc.
1.75%, 10/15/28(a)	210	190,056
2.60%, 10/01/29	730	665,989
4.80%, 11/21/27	555	558,173
4.95%, 08/10/26	640	644,546
5.00%, 12/05/26	800	806,710
5.00%, 01/31/29(a)	800	809,208
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26(a)	544	536,278
3.55%, 04/01/25	675	673,791
5.35%, 12/01/28(a)	355	360,469
		24,093,918
Health Care - Services — 2.5%
Ascension Health, Series B, 2.53%, 11/15/29	705	638,359
Centene Corp.
2.45%, 07/15/28	1,865	1,688,787
4.25%, 12/15/27	1,840	1,782,792
4.63%, 12/15/29	2,560	2,437,612
Cigna Group (The)
1.25%, 03/15/26	347	334,130
3.05%, 10/15/27	240	230,009
3.25%, 04/15/25	618	616,206
3.40%, 03/01/27	1,090	1,062,010
4.13%, 11/15/25(a)	35	34,879
4.38%, 10/15/28	2,955	2,903,041
4.50%, 02/25/26	646	645,241
5.00%, 05/15/29	800	801,753
5.69%, 03/15/26	480	479,620

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
CommonSpirit Health
3.35%, 10/01/29	$600	$558,905
6.07%, 11/01/27	200	206,267
Elevance Health Inc.
1.50%, 03/15/26	650	628,018
2.88%, 09/15/29	735	672,774
3.65%, 12/01/27	1,240	1,206,785
4.10%, 03/01/28	1,100	1,078,271
4.90%, 02/08/26	405	404,671
5.15%, 06/15/29	400	404,061
HCA Inc.
3.13%, 03/15/27	801	771,825
3.38%, 03/15/29	440	410,654
4.13%, 06/15/29	1,525	1,461,334
4.50%, 02/15/27	997	989,105
5.20%, 06/01/28	735	739,038
5.25%, 04/15/25	1,075	1,075,674
5.25%, 06/15/26	1,212	1,215,206
5.38%, 02/01/25	1,335	1,335,000
5.38%, 09/01/26	840	843,956
5.63%, 09/01/28	1,165	1,183,654
5.88%, 02/15/26	1,235	1,240,784
5.88%, 02/01/29	745	762,202
Humana Inc.
1.35%, 02/03/27	947	884,330
3.13%, 08/15/29	300	275,761
3.70%, 03/23/29	425	402,668
3.95%, 03/15/27	275	270,279
4.50%, 04/01/25(a)	197	196,880
5.75%, 03/01/28	295	301,444
5.75%, 12/01/28	305	311,846
ICON Investments Six DAC
5.81%, 05/08/27	270	274,750
5.85%, 05/08/29	600	613,512
IQVIA Inc.
5.70%, 05/15/28	662	672,561
6.25%, 02/01/29	980	1,013,297
Kaiser Foundation Hospitals, 3.15%, 05/01/27	360	348,933
Laboratory Corp. of America Holdings
1.55%, 06/01/26	520	498,856
2.95%, 12/01/29	310	282,223
3.60%, 02/01/25	778	778,000
3.60%, 09/01/27	120	116,878
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	510	459,324
Quest Diagnostics Inc.
3.45%, 06/01/26	500	492,393
3.50%, 03/30/25	497	495,887
4.20%, 06/30/29	420	408,533
4.63%, 12/15/29	430	424,126
UnitedHealth Group Inc.
3.70%, 05/15/27	495	485,611
1.15%, 05/15/26	872	836,122
1.25%, 01/15/26(a)	396	384,308
2.88%, 08/15/29	830	766,953
2.95%, 10/15/27	810	776,300
3.10%, 03/15/26	954	940,379
3.38%, 04/15/27	720	702,285
3.45%, 01/15/27(a)	660	648,102
3.75%, 07/15/25	1,432	1,427,024
3.85%, 06/15/28	944	920,260
Security	Par (000)	Value
Health Care - Services (continued)
3.88%, 12/15/28	$785	$761,848
4.00%, 05/15/29	747	724,831
4.25%, 01/15/29	941	924,194
4.60%, 04/15/27(a)	475	475,746
4.75%, 07/15/26	430	432,025
4.80%, 01/15/30	1,010	1,007,898
5.15%, 10/15/25	670	673,218
5.25%, 02/15/28(a)	900	915,668
Universal Health Services Inc.
1.65%, 09/01/26	735	698,098
4.63%, 10/15/29	435	420,513
		55,286,487
Holding Companies - Diversified — 1.2%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(a)(c)	750	779,141
Ares Capital Corp.
2.15%, 07/15/26	900	863,456
2.88%, 06/15/27	375	357,015
2.88%, 06/15/28	935	865,051
3.25%, 07/15/25	835	828,728
3.88%, 01/15/26	982	971,605
4.25%, 03/01/25	558	557,617
5.88%, 03/01/29(a)	725	734,629
5.95%, 07/15/29	650	660,063
7.00%, 01/15/27	725	750,032
Ares Strategic Income Fund
5.70%, 03/15/28(c)	680	679,074
6.35%, 08/15/29(a)(c)	520	529,198
Blackstone Private Credit Fund
2.63%, 12/15/26	645	614,488
3.25%, 03/15/27	725	694,468
4.00%, 01/15/29(a)	490	462,823
4.70%, 03/24/25	780	779,323
5.95%, 07/16/29	305	308,055
7.05%, 09/29/25	724	733,213
7.30%, 11/27/28	375	397,217
Blackstone Secured Lending Fund
2.13%, 02/15/27	520	488,758
2.75%, 09/16/26	600	576,754
2.85%, 09/30/28	525	478,641
3.63%, 01/15/26	915	903,681
5.35%, 04/13/28	175	174,384
Blue Owl Capital Corp.
2.63%, 01/15/27	330	312,397
2.88%, 06/11/28	560	511,483
3.40%, 07/15/26	862	837,827
3.75%, 07/22/25	519	516,044
4.25%, 01/15/26(a)	532	528,289
5.95%, 03/15/29	440	442,474
Blue Owl Credit Income Corp.
6.60%, 09/15/29(c)	570	581,574
7.75%, 09/16/27	415	435,134
7.75%, 01/15/29	430	458,264
7.95%, 06/13/28	485	515,061
FS KKR Capital Corp.
3.13%, 10/12/28	530	482,223
3.25%, 07/15/27	305	290,087
3.40%, 01/15/26	964	949,198
6.13%, 01/15/30	500	499,577
6.88%, 08/15/29	350	362,037

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Golub Capital BDC Inc.
2.50%, 08/24/26	$697	$667,286
6.00%, 07/15/29	495	494,980
HPS Corporate Lending Fund
5.45%, 01/14/28(c)	600	597,899
6.75%, 01/30/29(c)	350	360,349
Sixth Street Lending Partners, 5.75%, 01/15/30	400	394,977
		25,424,574
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26	545	514,546
1.40%, 10/15/27	80	73,298
2.60%, 10/15/25	553	545,367
Lennar Corp.
4.75%, 05/30/25	429	428,858
4.75%, 11/29/27	715	712,968
		2,275,037
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27	360	342,652
4.40%, 03/15/29(a)	380	360,146
Whirlpool Corp., 4.75%, 02/26/29(a)	510	501,063
		1,203,861
Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28	430	429,044
Clorox Co. (The)
3.90%, 05/15/28	505	492,577
4.40%, 05/01/29	325	319,965
Kimberly-Clark Corp.
1.05%, 09/15/27	155	142,008
3.20%, 04/25/29	500	472,700
3.95%, 11/01/28(a)	400	391,734
		2,248,028
Insurance — 1.4%
Allstate Corp. (The)
0.75%, 12/15/25	512	495,326
3.28%, 12/15/26	455	443,966
5.05%, 06/24/29	305	306,657
American National Group Inc.
5.00%, 06/15/27	410	407,727
5.75%, 10/01/29	400	400,452
Aon Corp.
3.75%, 05/02/29	647	616,753
8.21%, 01/01/27	150	158,542
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	915	876,833
Aon Global Ltd., 3.88%, 12/15/25(a)	915	909,401
Aon North America Inc.
5.13%, 03/01/27	575	579,138
5.15%, 03/01/29	750	754,584
Arch Capital Finance LLC, 4.01%, 12/15/26	577	570,300
Arthur J Gallagher & Co.
4.60%, 12/15/27	30	29,899
4.85%, 12/15/29	650	645,628
Athene Holding Ltd., 4.13%, 01/12/28	865	846,767
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27	845	810,877
Berkshire Hathaway Inc., 3.13%, 03/15/26	1,871	1,846,071
Brighthouse Financial Inc., 3.70%, 06/22/27	485	471,223
Security	Par (000)	Value
Insurance (continued)
Chubb INA Holdings LLC
3.15%, 03/15/25(a)	$530	$529,018
3.35%, 05/03/26	1,120	1,103,839
4.65%, 08/15/29	480	476,746
CNA Financial Corp.
3.45%, 08/15/27	300	290,476
3.90%, 05/01/29	325	311,518
4.50%, 03/01/26	440	438,562
CNO Financial Group Inc.
5.25%, 05/30/25(a)	339	339,125
5.25%, 05/30/29	360	357,641
Corebridge Financial Inc.
3.50%, 04/04/25(a)	670	668,586
3.65%, 04/05/27	1,134	1,104,893
3.85%, 04/05/29	775	740,042
Enstar Group Ltd., 4.95%, 06/01/29	335	329,561
Equitable Holdings Inc., 4.35%, 04/20/28	1,280	1,259,149
F&G Annuities & Life Inc.
6.50%, 06/04/29	385	392,731
7.40%, 01/13/28	415	432,267
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	375	372,566
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	395	361,245
Lincoln National Corp.
3.05%, 01/15/30	300	271,506
3.80%, 03/01/28	275	265,948
Loews Corp., 3.75%, 04/01/26	400	396,174
Manulife Financial Corp.
2.48%, 05/19/27	465	442,898
4.15%, 03/04/26	795	791,492
Marsh & McLennan Companies Inc.
3.50%, 03/10/25	371	370,557
3.75%, 03/14/26	463	459,100
4.38%, 03/15/29	1,195	1,175,380
4.55%, 11/08/27	645	643,142
MetLife Inc.
3.00%, 03/01/25	351	350,590
3.60%, 11/13/25(a)	294	292,037
Old Republic International Corp., 3.88%, 08/26/26	414	408,119
Principal Financial Group Inc., 3.70%, 05/15/29	325	310,462
Progressive Corp. (The)
2.45%, 01/15/27	440	422,605
2.50%, 03/15/27	430	412,035
4.00%, 03/01/29	375	364,269
Prudential Financial Inc., 1.50%, 03/10/26	390	377,778
Reinsurance Group of America Inc., 3.90%, 05/15/29	400	382,530
Trinity Acquisition PLC, 4.40%, 03/15/26	460	457,866
Willis North America Inc.
2.95%, 09/15/29	570	520,283
4.50%, 09/15/28	385	378,866
4.65%, 06/15/27	900	895,819
		31,067,565
Internet — 1.6%
Alphabet Inc.
0.45%, 08/15/25(a)	719	704,671
0.80%, 08/15/27	665	609,225
2.00%, 08/15/26	1,645	1,589,077
Amazon.com Inc.
0.80%, 06/03/25	806	796,370
1.00%, 05/12/26	2,255	2,164,561

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
1.20%, 06/03/27	$1,020	$948,736
1.65%, 05/12/28	1,730	1,582,174
3.00%, 04/13/25(a)	790	787,786
3.15%, 08/22/27	2,691	2,607,634
3.30%, 04/13/27	1,595	1,559,338
3.45%, 04/13/29	1,150	1,105,920
4.55%, 12/01/27	1,634	1,642,027
4.60%, 12/01/25	875	876,352
4.65%, 12/01/29(a)	1,190	1,198,475
5.20%, 12/03/25	887	891,965
Booking Holdings Inc.
3.55%, 03/15/28	440	426,551
3.60%, 06/01/26	837	827,213
3.65%, 03/15/25(a)	462	461,459
eBay Inc.
1.40%, 05/10/26	640	614,745
1.90%, 03/11/25(a)	318	317,050
3.60%, 06/05/27	667	650,909
Expedia Group Inc.
3.80%, 02/15/28	780	756,857
4.63%, 08/01/27	560	557,512
5.00%, 02/15/26	662	663,587
Meta Platforms Inc.
3.50%, 08/15/27	2,295	2,248,501
4.30%, 08/15/29	765	755,260
4.60%, 05/15/28	1,280	1,285,151
Netflix Inc.
4.38%, 11/15/26	790	788,364
4.88%, 04/15/28	1,300	1,306,702
5.88%, 02/15/25	535	535,033
5.88%, 11/15/28	1,270	1,317,811
6.38%, 05/15/29	585	620,662
Uber Technologies Inc., 4.30%, 01/15/30	1,000	970,147
VeriSign Inc.
4.75%, 07/15/27(a)	515	512,672
5.25%, 04/01/25(a)	130	130,069
		34,810,566
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(a)	410	398,015
6.55%, 11/29/27	1,080	1,122,454
Nucor Corp.
2.00%, 06/01/25(a)	520	515,515
3.95%, 05/23/25	505	503,866
4.30%, 05/23/27	600	595,460
		3,135,310
Lodging — 0.5%
Hyatt Hotels Corp., 5.25%, 06/30/29	400	401,098
Las Vegas Sands Corp.
2.90%, 06/25/25	225	222,981
3.50%, 08/18/26	605	590,702
3.90%, 08/08/29	598	556,905
5.90%, 06/01/27(a)	555	562,272
6.00%, 08/15/29	405	410,681
Marriott International Inc./MD
4.88%, 05/15/29	330	329,752
4.90%, 04/15/29	635	634,229
5.00%, 10/15/27	715	720,910
5.55%, 10/15/28	570	583,010
Series EE, 5.75%, 05/01/25	523	523,748
Security	Par (000)	Value
Lodging (continued)
Series R, 3.13%, 06/15/26	$660	$646,560
Sands China Ltd.
2.30%, 03/08/27	530	498,863
2.85%, 03/08/29	572	513,359
3.80%, 01/08/26	645	636,131
5.13%, 08/08/25	1,295	1,294,639
5.40%, 08/08/28	1,550	1,548,632
		10,674,472
Machinery — 1.9%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	956	929,988
0.90%, 03/02/26	658	633,686
1.10%, 09/14/27	425	391,616
1.15%, 09/14/26(a)	468	444,551
1.45%, 05/15/25(a)	449	445,200
1.70%, 01/08/27	460	436,536
3.40%, 05/13/25(a)	965	962,182
3.60%, 08/12/27	595	582,901
3.65%, 08/12/25	720	717,466
4.35%, 05/15/26	1,045	1,044,749
4.38%, 08/16/29(a)	515	508,296
4.40%, 10/15/27	360	358,956
4.45%, 10/16/26	335	335,081
4.50%, 01/08/27	345	345,792
4.60%, 11/15/27	470	471,130
4.70%, 11/15/29	662	660,986
4.80%, 01/06/26(a)	870	873,772
4.85%, 02/27/29(a)	450	453,375
5.00%, 05/14/27	590	596,405
5.05%, 02/27/26	600	603,772
5.15%, 08/11/25	675	677,390
5.40%, 03/10/25	480	480,455
Caterpillar Inc., 2.60%, 09/19/29	395	361,492
CNH Industrial Capital LLC
1.45%, 07/15/26	560	534,380
1.88%, 01/15/26	460	447,885
3.95%, 05/23/25	480	478,965
4.50%, 10/08/27	150	148,741
4.55%, 04/10/28	495	490,153
5.10%, 04/20/29	385	386,335
5.50%, 01/12/29	425	432,441
Deere & Co.
2.75%, 04/15/25	550	548,065
5.38%, 10/16/29	400	413,739
IDEX Corp., 4.95%, 09/01/29	365	364,348
Ingersoll Rand Inc.
5.18%, 06/15/29	570	575,149
5.20%, 06/15/27	510	515,769
5.40%, 08/14/28(a)	455	463,084
John Deere Capital Corp.
0.70%, 01/15/26	845	816,925
1.05%, 06/17/26	580	554,365
1.50%, 03/06/28(a)	340	310,840
1.70%, 01/11/27	555	526,918
1.75%, 03/09/27	520	490,756
2.35%, 03/08/27	540	517,655
2.45%, 01/09/30(a)	344	310,545
2.65%, 06/10/26	465	454,123
2.80%, 09/08/27	88	84,483
2.80%, 07/18/29(a)	485	449,765
3.35%, 04/18/29(a)	400	380,781

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
3.40%, 06/06/25	$575	$572,856
3.45%, 03/13/25	266	265,687
3.45%, 03/07/29	415	395,382
4.05%, 09/08/25	1,270	1,267,987
4.15%, 09/15/27	880	872,854
4.20%, 07/15/27	385	382,512
4.50%, 01/08/27(a)	445	446,089
4.50%, 01/16/29	772	767,626
4.65%, 01/07/28(a)	275	276,468
4.75%, 06/08/26	490	492,325
4.75%, 01/20/28	760	765,567
4.80%, 01/09/26(a)	815	817,664
4.85%, 03/05/27(a)	425	428,403
4.85%, 06/11/29	620	624,139
4.90%, 06/11/27	510	514,621
4.90%, 03/03/28(a)	657	663,931
4.95%, 06/06/25(a)	475	475,730
4.95%, 07/14/28	1,275	1,290,956
5.05%, 03/03/26	555	558,714
5.15%, 03/03/25	50	50,024
5.15%, 09/08/26	220	222,483
Nordson Corp., 4.50%, 12/15/29	440	428,407
nVent Finance SARL, 4.55%, 04/15/28	475	469,172
Otis Worldwide Corp.
2.06%, 04/05/25	895	890,982
2.29%, 04/05/27	370	351,673
5.25%, 08/16/28(a)	615	623,641
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	478	475,234
3.45%, 11/15/26	675	659,440
4.70%, 09/15/28	995	987,579
Xylem Inc./New York
1.95%, 01/30/28	220	202,826
3.25%, 11/01/26(a)	490	478,331
		41,731,290
Manufacturing — 0.4%
3M Co.
2.00%, 02/14/25	589	588,529
2.25%, 09/19/26	650	626,389
2.38%, 08/26/29	755	680,796
2.65%, 04/15/25	468	466,135
2.88%, 10/15/27(a)	515	492,936
3.00%, 08/07/25(a)	475	471,067
3.38%, 03/01/29	555	525,915
3.63%, 09/14/28	580	561,659
Carlisle Companies Inc., 3.75%, 12/01/27	150	146,018
Eaton Corp.
3.10%, 09/15/27(a)	205	197,856
4.35%, 05/18/28	470	466,769
Illinois Tool Works Inc., 2.65%, 11/15/26	782	760,268
Parker-Hannifin Corp.
3.25%, 03/01/27	565	550,370
3.25%, 06/14/29(a)	810	759,776
4.25%, 09/15/27	810	801,916
4.50%, 09/15/29(a)	795	786,405
Teledyne Technologies Inc., 2.25%, 04/01/28	590	544,620
		9,427,424
Security	Par (000)	Value
Media — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	$940	$833,118
3.75%, 02/15/28(a)	937	897,659
4.20%, 03/15/28	1,122	1,088,648
4.91%, 07/23/25	943	942,861
5.05%, 03/30/29	890	875,283
6.10%, 06/01/29	1,075	1,099,208
6.15%, 11/10/26	910	927,600
Comcast Corp.
2.35%, 01/15/27	1,019	977,074
3.15%, 03/01/26	1,670	1,646,249
3.15%, 02/15/28(a)	1,530	1,462,816
3.30%, 02/01/27	1,088	1,062,115
3.30%, 04/01/27	720	700,657
3.38%, 08/15/25(a)	802	797,422
3.55%, 05/01/28	262	252,432
3.95%, 10/15/25	1,385	1,379,972
4.15%, 10/15/28	3,240	3,175,378
4.55%, 01/15/29	635	629,702
5.10%, 06/01/29	812	821,899
5.35%, 11/15/27	695	709,199
Discovery Communications LLC
3.95%, 03/20/28	1,387	1,322,468
4.13%, 05/15/29	687	643,552
4.90%, 03/11/26	610	609,257
FactSet Research Systems Inc., 2.90%, 03/01/27	440	423,280
Fox Corp.
3.05%, 04/07/25	444	442,656
4.71%, 01/25/29	1,515	1,500,413
Paramount Global
2.90%, 01/15/27	471	451,860
3.38%, 02/15/28(a)	170	161,190
3.70%, 06/01/28	305	290,003
4.20%, 06/01/29(a)	280	265,867
Thomson Reuters Corp., 3.35%, 05/15/26	507	498,947
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	906	871,870
2.95%, 06/15/27	675	652,230
3.00%, 02/13/26(a)	884	871,765
3.15%, 09/17/25	990	982,607
Walt Disney Co. (The)
1.75%, 01/13/26	1,483	1,446,392
2.00%, 09/01/29	1,480	1,318,923
2.20%, 01/13/28	315	295,519
3.35%, 03/24/25(a)	749	747,700
3.70%, 10/15/25(a)	566	563,636
3.70%, 03/23/27	630	620,307
		35,259,734
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25	798	794,294
Mining — 0.3%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	872	874,552
4.88%, 02/27/26	880	883,097
5.10%, 09/08/28	660	667,707
5.25%, 09/08/26	890	899,568
Kinross Gold Corp., 4.50%, 07/15/27	295	291,357
Newmont Corp., 2.80%, 10/01/29	565	516,772

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Newmont Corp./Newcrest Finance Pty. Ltd., 5.30%, 03/15/26	$695	$698,948
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	735	789,170
		5,621,171
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	830	798,480
3.25%, 02/15/29	520	483,123
3.28%, 12/01/28	437	408,628
4.25%, 04/01/28	520	507,680
		2,197,911
Oil & Gas — 2.5%
BP Capital Markets America Inc.
3.02%, 01/16/27	788	765,797
3.12%, 05/04/26	857	842,817
3.41%, 02/11/26	880	870,772
3.54%, 04/06/27	395	386,645
3.59%, 04/14/27	535	523,605
3.80%, 09/21/25	925	921,344
3.94%, 09/21/28	960	934,021
4.23%, 11/06/28	1,710	1,679,479
4.70%, 04/10/29	990	985,578
4.87%, 11/25/29(a)	542	541,881
4.97%, 10/17/29(a)	585	589,600
5.02%, 11/17/27	815	823,927
BP Capital Markets PLC
3.28%, 09/19/27	967	935,298
3.72%, 11/28/28	320	308,301
Canadian Natural Resources Ltd.
2.05%, 07/15/25	587	579,900
3.85%, 06/01/27	1,030	1,008,224
3.90%, 02/01/25	478	478,000
5.00%, 12/15/29(c)	680	671,602
Chevron Corp.
1.55%, 05/11/25	1,304	1,293,776
2.00%, 05/11/27	880	834,717
2.95%, 05/16/26	2,115	2,079,536
3.33%, 11/17/25	674	669,055
Chevron USA Inc.
0.69%, 08/12/25	583	571,828
1.02%, 08/12/27	525	482,877
3.85%, 01/15/28	200	197,553
ConocoPhillips Co.
4.70%, 01/15/30	1,030	1,021,005
6.95%, 04/15/29(a)	465	502,828
Continental Resources Inc./OK, 4.38%, 01/15/28	785	766,309
Coterra Energy Inc., 3.90%, 05/15/27	75	73,391
Devon Energy Corp., 4.50%, 01/15/30	440	426,986
Diamondback Energy Inc.
3.25%, 12/01/26	660	643,028
3.50%, 12/01/29(a)	925	864,109
5.15%, 01/30/30	685	686,885
5.20%, 04/18/27	712	719,068
EOG Resources Inc.
3.15%, 04/01/25	415	414,095
4.15%, 01/15/26	770	767,855
EQT Corp.
3.90%, 10/01/27	890	865,420
5.70%, 04/01/28	445	453,195
Security	Par (000)	Value
Oil & Gas (continued)
Equinor ASA
1.75%, 01/22/26	$315	$307,588
2.88%, 04/06/25(a)	704	701,835
3.00%, 04/06/27	260	252,529
3.63%, 09/10/28	715	692,022
Expand Energy Corp., 5.38%, 02/01/29	95	94,286
Exxon Mobil Corp.
2.28%, 08/16/26	1,095	1,062,089
2.44%, 08/16/29(a)	955	874,120
2.71%, 03/06/25(a)	1,140	1,138,036
2.99%, 03/19/25	1,073	1,070,933
3.04%, 03/01/26	2,015	1,986,346
3.29%, 03/19/27(a)	775	760,320
Hess Corp., 4.30%, 04/01/27	802	793,211
Marathon Petroleum Corp.
4.70%, 05/01/25(a)	1,026	1,025,722
5.13%, 12/15/26	645	648,855
Occidental Petroleum Corp.
5.00%, 08/01/27	517	517,598
5.20%, 08/01/29	995	989,299
5.55%, 03/15/26	250	251,197
5.88%, 09/01/25(a)	151	151,609
6.38%, 09/01/28(a)	415	430,217
Ovintiv Inc.
5.65%, 05/15/25(a)	557	557,903
5.65%, 05/15/28	570	578,724
Phillips 66
1.30%, 02/15/26	535	517,164
3.85%, 04/09/25	566	565,151
3.90%, 03/15/28	715	696,636
Phillips 66 Co.
3.15%, 12/15/29	440	405,052
4.95%, 12/01/27	565	568,746
Pioneer Natural Resources Co.
1.13%, 01/15/26	775	751,768
5.10%, 03/29/26	415	417,911
Shell Finance U.S. Inc., 2.38%, 11/07/29	825	742,880
Shell International Finance BV
2.50%, 09/12/26(a)	885	858,842
2.88%, 05/10/26	1,430	1,403,053
3.25%, 05/11/25	1,410	1,404,789
3.88%, 11/13/28	1,145	1,114,932
TotalEnergies Capital International SA, 3.46%, 02/19/29(a)	945	903,534
TotalEnergies Capital SA, 3.88%, 10/11/28	735	716,205
Valero Energy Corp.
2.15%, 09/15/27	215	201,337
4.35%, 06/01/28	530	521,861
		54,854,607
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	645	616,184
3.14%, 11/07/29	390	361,434
3.34%, 12/15/27	1,095	1,056,953
NOV Inc., 3.60%, 12/01/29(a)	405	377,783
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25	490	480,593
Schlumberger Investment SA, 4.50%, 05/15/28	425	423,280
		3,316,227

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 3.63%, 04/28/26	$595	$586,008
Amcor Flexibles North America Inc., 4.00%, 05/17/25	531	529,931
Amcor Group Finance PLC, 5.45%, 05/23/29	345	348,304
Berry Global Inc.
1.57%, 01/15/26	935	905,815
5.50%, 04/15/28	455	459,703
Packaging Corp. of America
3.00%, 12/15/29	395	360,620
3.40%, 12/15/27	80	77,058
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30(c)	450	453,484
Sonoco Products Co.
4.45%, 09/01/26	150	149,069
4.60%, 09/01/29	455	444,690
WRKCo Inc.
3.38%, 09/15/27	100	96,444
3.75%, 03/15/25	727	725,958
3.90%, 06/01/28	220	213,153
4.00%, 03/15/28	680	662,521
4.90%, 03/15/29	600	596,746
		6,609,504
Pharmaceuticals — 4.7%
AbbVie Inc.
2.95%, 11/21/26	3,015	2,935,023
3.20%, 05/14/26	1,670	1,643,914
3.20%, 11/21/29	4,548	4,235,396
3.60%, 05/14/25(a)	2,030	2,025,313
3.80%, 03/15/25	1,760	1,758,119
4.25%, 11/14/28	1,355	1,337,580
4.80%, 03/15/27	1,855	1,865,938
4.80%, 03/15/29	1,895	1,896,476
Astrazeneca Finance LLC
1.20%, 05/28/26	657	630,503
1.75%, 05/28/28	1,045	953,470
4.80%, 02/26/27	855	861,323
4.85%, 02/26/29	965	968,135
4.88%, 03/03/28	930	937,829
AstraZeneca PLC
0.70%, 04/08/26	600	574,725
3.13%, 06/12/27	360	349,476
3.38%, 11/16/25	1,895	1,879,093
4.00%, 01/17/29	735	717,378
Becton Dickinson & Co.
3.70%, 06/06/27	1,430	1,397,110
4.69%, 02/13/28	755	754,000
4.87%, 02/08/29	335	334,419
5.08%, 06/07/29	560	563,546
Bristol-Myers Squibb Co.
0.75%, 11/13/25(a)	815	792,304
1.13%, 11/13/27	500	457,458
3.20%, 06/15/26	1,309	1,287,929
3.25%, 02/27/27	580	566,239
3.40%, 07/26/29	1,795	1,697,821
3.45%, 11/15/27	600	584,316
3.88%, 08/15/25	75	74,732
3.90%, 02/20/28	1,160	1,138,212
4.90%, 02/22/27	500	503,958
4.90%, 02/22/29(a)	1,355	1,364,181
4.95%, 02/20/26	825	829,434
Cardinal Health Inc.
3.41%, 06/15/27	935	907,462
Security	Par (000)	Value
Pharmaceuticals (continued)
3.75%, 09/15/25(a)	$520	$517,088
4.70%, 11/15/26	260	259,654
5.00%, 11/15/29	565	563,821
5.13%, 02/15/29	495	497,632
Cencora Inc.
3.25%, 03/01/25	410	409,536
3.45%, 12/15/27	270	260,677
4.63%, 12/15/27	150	149,516
4.85%, 12/15/29	480	477,221
CVS Health Corp.
1.30%, 08/21/27	1,670	1,524,337
2.88%, 06/01/26	1,304	1,269,924
3.00%, 08/15/26	690	671,545
3.25%, 08/15/29	1,350	1,239,895
3.63%, 04/01/27	650	633,257
3.88%, 07/20/25	2,294	2,284,952
4.30%, 03/25/28	3,795	3,703,728
5.00%, 02/20/26	1,196	1,197,650
5.00%, 01/30/29	785	780,276
5.40%, 06/01/29	780	785,394
Eli Lilly & Co.
2.75%, 06/01/25	497	494,170
3.38%, 03/15/29	685	656,535
4.15%, 08/14/27	670	666,391
4.20%, 08/14/29	830	816,412
4.50%, 02/09/27	790	791,867
4.50%, 02/09/29	680	678,532
5.00%, 02/27/26(a)	560	560,035
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	833	831,025
3.88%, 05/15/28	1,397	1,366,166
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	752	713,770
Johnson & Johnson
0.55%, 09/01/25	832	814,780
0.95%, 09/01/27	1,325	1,217,638
2.45%, 03/01/26	1,669	1,636,850
2.90%, 01/15/28	1,305	1,254,706
2.95%, 03/03/27	890	865,568
4.80%, 06/01/29(a)	890	900,131
McKesson Corp.
0.90%, 12/03/25(a)	465	451,566
1.30%, 08/15/26(a)	550	523,434
4.25%, 09/15/29	380	371,510
Mead Johnson Nutrition Co., 4.13%, 11/15/25	644	641,156
Merck & Co. Inc.
0.75%, 02/24/26	1,034	995,451
1.70%, 06/10/27	1,235	1,161,785
1.90%, 12/10/28	765	693,404
2.75%, 02/10/25	1,070	1,069,530
3.40%, 03/07/29	1,330	1,269,762
4.05%, 05/17/28	545	538,944
Mylan Inc., 4.55%, 04/15/28	671	659,162
Novartis Capital Corp.
1.75%, 02/14/25(a)	586	585,330
2.00%, 02/14/27	750	715,784
3.00%, 11/20/25	1,487	1,471,341
3.10%, 05/17/27	950	922,967
3.80%, 09/18/29	884	854,387
Pfizer Inc.
0.80%, 05/28/25(a)	629	621,798
2.75%, 06/03/26	1,023	1,001,012

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.00%, 12/15/26	$1,480	$1,442,153
3.45%, 03/15/29(a)	1,270	1,213,684
3.60%, 09/15/28(a)	890	864,046
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	1,930	1,929,822
4.45%, 05/19/28(a)	3,165	3,146,849
4.65%, 05/19/25	2,209	2,209,823
Pharmacia LLC, 6.60%, 12/01/28	380	404,301
Sanofi SA, 3.63%, 06/19/28	835	811,476
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	82	80,261
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	1,485	1,492,470
Utah Acquisition Sub Inc., 3.95%, 06/15/26	1,315	1,295,606
Viatris Inc., 2.30%, 06/22/27	640	601,877
Zoetis Inc.
3.00%, 09/12/27	425	407,401
3.90%, 08/20/28	204	198,254
4.50%, 11/13/25	842	841,020
5.40%, 11/14/25	545	548,022
		102,348,879
Pipelines — 2.9%
Boardwalk Pipelines LP
4.45%, 07/15/27	335	331,034
4.80%, 05/03/29	350	345,881
5.95%, 06/01/26	575	581,979
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	815	766,571
5.13%, 06/30/27(a)	950	954,813
Cheniere Energy Inc., 4.63%, 10/15/28	1,430	1,403,246
Cheniere Energy Partners LP, 4.50%, 10/01/29	1,145	1,111,811
Columbia Pipeline Group Inc., 4.50%, 06/01/25	844	842,554
DCP Midstream Operating LP
5.13%, 05/15/29	475	474,761
5.38%, 07/15/25	686	687,084
5.63%, 07/15/27	435	441,689
Enbridge Energy Partners LP, 5.88%, 10/15/25	534	536,382
Enbridge Inc.
1.60%, 10/04/26	443	420,602
2.50%, 02/14/25	385	384,721
3.13%, 11/15/29	815	747,652
3.70%, 07/15/27	460	449,401
4.25%, 12/01/26	615	610,238
5.25%, 04/05/27	340	343,557
5.30%, 04/05/29	600	605,004
5.90%, 11/15/26	620	632,194
6.00%, 11/15/28	585	605,201
Energy Transfer LP
2.90%, 05/15/25	848	843,694
3.90%, 07/15/26	532	525,610
4.00%, 10/01/27	245	239,679
4.05%, 03/15/25	771	770,186
4.15%, 09/15/29	465	446,835
4.20%, 04/15/27	545	538,117
4.40%, 03/15/27	625	620,096
4.75%, 01/15/26	803	803,428
4.95%, 05/15/28(a)	750	750,825
4.95%, 06/15/28	875	875,537
5.25%, 04/15/29	1,075	1,079,405
5.25%, 07/01/29(a)	745	749,465
5.50%, 06/01/27	760	769,784
5.55%, 02/15/28	865	880,521
Security	Par (000)	Value
Pipelines (continued)
6.05%, 12/01/26	$835	$852,812
6.10%, 12/01/28	305	316,260
Enterprise Products Operating LLC
2.80%, 01/31/30	1,040	945,129
3.13%, 07/31/29	920	857,073
3.70%, 02/15/26	770	764,213
3.75%, 02/15/25(a)	518	517,633
3.95%, 02/15/27	562	555,543
4.15%, 10/16/28	880	861,840
4.60%, 01/11/27	555	555,358
5.05%, 01/10/26	680	683,541
Kinder Morgan Inc.
1.75%, 11/15/26	485	460,833
4.30%, 06/01/25(a)	1,252	1,250,286
4.30%, 03/01/28	1,000	984,382
5.00%, 02/01/29	995	993,814
5.10%, 08/01/29	415	415,178
MPLX LP
1.75%, 03/01/26	1,250	1,210,649
4.00%, 02/15/25	488	487,856
4.00%, 03/15/28	1,092	1,062,474
4.13%, 03/01/27	950	937,168
4.25%, 12/01/27	515	507,657
4.80%, 02/15/29	570	565,978
4.88%, 06/01/25	987	987,162
ONEOK Inc.
3.40%, 09/01/29	610	568,059
4.00%, 07/13/27	450	441,757
4.25%, 09/24/27	65	64,091
4.35%, 03/15/29	480	467,174
4.40%, 10/15/29	455	441,718
4.55%, 07/15/28	660	652,021
5.00%, 03/01/26	572	573,223
5.55%, 11/01/26	680	687,602
5.65%, 11/01/28	625	637,896
5.85%, 01/15/26(a)	525	529,893
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	775	723,292
4.50%, 12/15/26	700	696,385
4.65%, 10/15/25	899	898,308
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	1,060	1,037,913
5.00%, 03/15/27	1,270	1,274,128
5.88%, 06/30/26	1,342	1,354,574
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(c)	160	159,518
5.03%, 10/01/29(c)	832	818,413
Spectra Energy Partners LP
3.38%, 10/15/26	480	469,259
3.50%, 03/15/25	437	436,309
Targa Resources Corp.
5.20%, 07/01/27	620	624,818
6.15%, 03/01/29	760	789,170
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	660	657,492
6.50%, 07/15/27	1,105	1,112,321
6.88%, 01/15/29	145	148,285
TransCanada PipeLines Ltd.
4.25%, 05/15/28	1,135	1,112,120
4.88%, 01/15/26	786	787,276

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26	$832	$850,946
Western Midstream Operating LP
3.10%, 02/01/25	605	605,000
6.35%, 01/15/29	470	486,094
Williams Companies Inc. (The)
3.75%, 06/15/27	1,192	1,164,694
4.00%, 09/15/25(a)	612	609,306
4.90%, 03/15/29	830	825,864
5.30%, 08/15/28(a)	765	773,835
5.40%, 03/02/26	855	860,730
		64,281,880
Real Estate — 0.0%
CBRE Services Inc.
4.88%, 03/01/26	535	535,294
5.50%, 04/01/29	350	355,408
		890,702
Real Estate Investment Trusts — 3.3%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25	538	536,403
American Homes 4 Rent LP, 4.25%, 02/15/28	385	376,780
American Tower Corp.
1.30%, 09/15/25(a)	525	514,516
1.45%, 09/15/26	605	574,138
1.50%, 01/31/28	640	580,831
1.60%, 04/15/26(a)	595	573,196
2.40%, 03/15/25	584	582,230
2.75%, 01/15/27	510	490,653
2.90%, 01/15/30	50	45,123
3.38%, 10/15/26	845	826,974
3.55%, 07/15/27	750	728,586
3.60%, 01/15/28	620	598,560
3.65%, 03/15/27	705	688,348
3.80%, 08/15/29(a)	1,315	1,245,864
3.95%, 03/15/29	130	124,885
4.00%, 06/01/25	613	611,230
4.40%, 02/15/26	552	549,616
5.00%, 01/31/30	470	467,622
5.20%, 02/15/29	280	281,608
5.25%, 07/15/28	625	631,214
5.50%, 03/15/28	665	675,961
5.80%, 11/15/28	535	549,973
AvalonBay Communities Inc., 3.45%, 06/01/25	448	446,159
Boston Properties LP
2.75%, 10/01/26	894	862,560
3.40%, 06/21/29	685	632,077
3.65%, 02/01/26	875	863,382
4.50%, 12/01/28(a)	720	701,225
6.75%, 12/01/27	485	504,284
Brixmor Operating Partnership LP
3.85%, 02/01/25	255	255,000
4.13%, 06/15/26	755	748,158
4.13%, 05/15/29(a)	595	571,658
Camden Property Trust
3.15%, 07/01/29	450	419,223
5.85%, 11/03/26	190	193,892
Crown Castle Inc.
1.05%, 07/15/26	814	771,618
1.35%, 07/15/25(a)	455	448,094
2.90%, 03/15/27	535	514,268
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.10%, 11/15/29	$385	$351,788
3.65%, 09/01/27	830	804,764
3.70%, 06/15/26	755	744,281
3.80%, 02/15/28	830	804,063
4.00%, 03/01/27	257	253,001
4.30%, 02/15/29	320	311,013
4.45%, 02/15/26	710	708,560
4.80%, 09/01/28	515	511,515
4.90%, 09/01/29	480	476,923
5.00%, 01/11/28	965	966,896
5.60%, 06/01/29	545	555,822
CubeSmart LP, 2.25%, 12/15/28	350	316,743
Digital Realty Trust LP
3.60%, 07/01/29	690	653,545
3.70%, 08/15/27	790	769,500
4.45%, 07/15/28	490	482,342
5.55%, 01/15/28	740	753,043
Equinix Inc.
1.00%, 09/15/25	636	621,641
1.25%, 07/15/25	433	426,273
1.45%, 05/15/26	661	634,390
1.55%, 03/15/28	500	453,184
1.80%, 07/15/27	335	312,060
2.90%, 11/18/26	520	502,992
3.20%, 11/18/29	955	880,952
ERP Operating LP
2.85%, 11/01/26	585	567,761
3.00%, 07/01/29	515	475,892
3.50%, 03/01/28	145	139,917
Essex Portfolio LP
3.00%, 01/15/30(a)	450	408,959
3.50%, 04/01/25(a)	516	514,949
4.00%, 03/01/29	315	303,663
Extra Space Storage LP
3.50%, 07/01/26	684	672,904
5.70%, 04/01/28	460	469,673
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	247	230,925
5.25%, 06/01/25	706	706,046
5.30%, 01/15/29	600	597,828
5.38%, 04/15/26	723	724,473
5.75%, 06/01/28	415	420,088
Healthcare Realty Holdings LP
3.50%, 08/01/26	435	426,150
3.75%, 07/01/27	345	335,309
Healthpeak OP LLC
2.13%, 12/01/28	410	370,535
3.00%, 01/15/30	610	553,955
3.25%, 07/15/26(a)	562	550,557
3.50%, 07/15/29	510	478,361
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25	490	488,251
Series H, 3.38%, 12/15/29	475	437,957
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	462	418,754
Kimco Realty OP LLC
2.80%, 10/01/26	435	422,408
3.30%, 02/01/25	597	597,000
Mid-America Apartments LP
3.60%, 06/01/27	480	468,243
3.95%, 03/15/29	410	395,446

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc.
3.63%, 10/01/29	$400	$370,915
4.50%, 04/01/27	540	534,292
4.75%, 01/15/28	360	357,071
5.25%, 01/15/26	665	666,359
Prologis LP
2.13%, 04/15/27	360	341,726
4.88%, 06/15/28	570	572,124
Public Storage Operating Co.
0.88%, 02/15/26	530	510,685
1.50%, 11/09/26	660	626,384
1.85%, 05/01/28(a)	455	417,139
1.95%, 11/09/28(a)	180	162,969
3.09%, 09/15/27	175	168,692
3.39%, 05/01/29	375	355,539
5.13%, 01/15/29(a)	435	440,978
Realty Income Corp.
3.00%, 01/15/27	545	527,818
3.10%, 12/15/29	560	515,358
3.25%, 06/15/29	380	355,469
3.40%, 01/15/28	460	443,525
3.65%, 01/15/28	452	438,785
3.88%, 04/15/25	540	539,075
3.95%, 08/15/27	490	481,884
4.13%, 10/15/26	649	644,021
4.63%, 11/01/25(a)	405	405,022
4.88%, 06/01/26(a)	520	521,117
5.05%, 01/13/26(a)	355	354,993
Regency Centers LP, 3.60%, 02/01/27	505	493,778
Sabra Health Care LP, 5.13%, 08/15/26	595	595,479
Simon Property Group LP
1.38%, 01/15/27(a)	465	437,324
1.75%, 02/01/28	560	513,796
2.45%, 09/13/29	985	886,324
3.25%, 11/30/26	500	488,140
3.30%, 01/15/26	847	836,791
3.38%, 06/15/27(a)	310	301,544
3.38%, 12/01/27	395	381,870
3.50%, 09/01/25(a)	947	941,946
Sun Communities Operating LP, 5.50%, 01/15/29	385	389,052
UDR Inc., 3.20%, 01/15/30	400	367,159
Ventas Realty LP
3.00%, 01/15/30	545	494,329
3.50%, 02/01/25	498	498,000
4.00%, 03/01/28	470	458,627
4.13%, 01/15/26(a)	428	424,969
4.40%, 01/15/29	480	468,089
VICI Properties LP
4.38%, 05/15/25	410	409,455
4.75%, 02/15/28	995	988,536
Welltower OP LLC
2.05%, 01/15/29	395	354,601
2.70%, 02/15/27	570	548,801
3.10%, 01/15/30	300	274,561
4.00%, 06/01/25(a)	1,046	1,043,238
4.13%, 03/15/29	370	358,777
4.25%, 04/01/26	713	710,365
4.25%, 04/15/28	615	604,215
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Weyerhaeuser Co.
4.00%, 11/15/29	$580	$554,821
4.75%, 05/15/26	790	790,146
		72,023,877
Retail — 2.4%
AutoZone Inc.
3.63%, 04/15/25	390	389,079
3.75%, 06/01/27	507	495,929
5.10%, 07/15/29	485	487,551
6.25%, 11/01/28	420	439,600
Best Buy Co. Inc., 4.45%, 10/01/28(a)	395	389,981
Costco Wholesale Corp.
1.38%, 06/20/27	955	890,077
3.00%, 05/18/27	730	708,960
Darden Restaurants Inc., 3.85%, 05/01/27	397	389,365
Dollar General Corp.
3.88%, 04/15/27(a)	435	426,333
4.13%, 05/01/28(a)	375	365,678
4.15%, 11/01/25	439	436,778
4.63%, 11/01/27	440	437,589
5.20%, 07/05/28(a)	370	371,890
Dollar Tree Inc.
4.00%, 05/15/25(a)	820	817,785
4.20%, 05/15/28	1,002	976,983
Genuine Parts Co.
1.75%, 02/01/25	365	365,000
4.95%, 08/15/29	615	611,440
Home Depot Inc. (The)
0.90%, 03/15/28	440	394,593
1.50%, 09/15/28	890	798,352
2.13%, 09/15/26	865	834,492
2.50%, 04/15/27	560	536,912
2.70%, 04/15/25	420	418,483
2.80%, 09/14/27	340	325,846
2.88%, 04/15/27	715	692,383
2.95%, 06/15/29	1,395	1,299,829
3.00%, 04/01/26	1,062	1,045,469
3.35%, 09/15/25	808	803,551
3.90%, 12/06/28	572	558,206
4.00%, 09/15/25	625	623,836
4.75%, 06/25/29	990	991,582
4.88%, 06/25/27	640	646,021
4.90%, 04/15/29	610	615,404
4.95%, 09/30/26	490	494,115
5.10%, 12/24/25	30	30,191
5.13%, 04/30/25(a)	400	400,614
5.15%, 06/25/26	1,145	1,156,628
Lowe's Companies Inc.
1.30%, 04/15/28	725	651,457
1.70%, 09/15/28	780	700,252
2.50%, 04/15/26	996	971,979
3.10%, 05/03/27	1,025	991,663
3.35%, 04/01/27	670	652,567
3.38%, 09/15/25	611	606,548
3.65%, 04/05/29(a)	1,105	1,055,893
4.00%, 04/15/25	594	593,342
4.40%, 09/08/25	912	911,049
4.80%, 04/01/26	883	884,650
McDonald's Corp.
1.45%, 09/01/25	425	417,524
2.63%, 09/01/29(a)	920	843,278

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.30%, 07/01/25(a)	$521	$518,396
3.38%, 05/26/25(a)	525	522,999
3.50%, 03/01/27	727	711,344
3.50%, 07/01/27	690	672,725
3.70%, 01/30/26(a)	1,408	1,397,205
3.80%, 04/01/28	815	794,768
4.80%, 08/14/28(a)	485	487,468
5.00%, 05/17/29	290	292,712
O'Reilly Automotive Inc.
3.55%, 03/15/26	478	472,482
3.60%, 09/01/27	580	564,104
3.90%, 06/01/29	420	403,444
4.35%, 06/01/28	405	398,756
5.75%, 11/20/26	355	361,237
Ross Stores Inc.
0.88%, 04/15/26	462	441,729
4.60%, 04/15/25	560	559,832
Starbucks Corp.
2.00%, 03/12/27	395	374,166
2.45%, 06/15/26	577	560,660
3.50%, 03/01/28	525	507,618
3.55%, 08/15/29	790	750,984
3.80%, 08/15/25(a)	1,099	1,094,622
4.00%, 11/15/28	455	443,284
4.75%, 02/15/26	935	937,150
4.85%, 02/08/27	797	799,862
Target Corp.
1.95%, 01/15/27(a)	915	873,349
2.25%, 04/15/25(a)	1,047	1,042,280
2.50%, 04/15/26	983	961,167
3.38%, 04/15/29(a)	850	810,034
TJX Companies Inc. (The)
1.15%, 05/15/28(a)	390	350,537
2.25%, 09/15/26	810	782,341
Walmart Inc.
3.05%, 07/08/26	625	614,117
3.25%, 07/08/29	120	114,160
3.55%, 06/26/25	810	807,326
3.70%, 06/26/28	1,180	1,155,104
3.90%, 04/15/28	605	596,296
4.00%, 04/15/26	575	573,060
		53,694,045
Semiconductors — 2.2%
Analog Devices Inc.
1.70%, 10/01/28	555	500,078
3.50%, 12/05/26	765	752,052
Applied Materials Inc.
3.30%, 04/01/27	980	958,631
3.90%, 10/01/25	665	662,791
4.80%, 06/15/29	570	572,649
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	629	607,110
3.88%, 01/15/27	2,249	2,215,106
Broadcom Inc.
1.95%, 02/15/28(c)	585	538,777
3.15%, 11/15/25	713	704,528
3.46%, 09/15/26	670	657,797
4.00%, 04/15/29(c)	590	569,681
4.11%, 09/15/28(a)	895	874,879
4.15%, 02/15/28	645	633,599
4.75%, 04/15/29	1,330	1,319,906
Security	Par (000)	Value
Semiconductors (continued)
4.80%, 04/15/28	$450	$450,655
5.05%, 07/12/27	1,015	1,023,707
5.05%, 07/12/29(a)	1,825	1,830,962
Intel Corp.
1.60%, 08/12/28	755	671,039
2.45%, 11/15/29	1,380	1,221,701
2.60%, 05/19/26	705	685,395
3.15%, 05/11/27	862	829,414
3.40%, 03/25/25	845	843,238
3.70%, 07/29/25	1,699	1,689,630
3.75%, 03/25/27	805	786,080
3.75%, 08/05/27	830	807,486
4.00%, 08/05/29	610	583,677
4.88%, 02/10/26	1,229	1,230,223
4.88%, 02/10/28	1,370	1,365,424
KLA Corp., 4.10%, 03/15/29	640	625,686
Lam Research Corp.
3.75%, 03/15/26	678	672,762
3.80%, 03/15/25	398	397,619
4.00%, 03/15/29	740	721,265
Marvell Technology Inc.
1.65%, 04/15/26	441	424,551
2.45%, 04/15/28	600	556,756
5.75%, 02/15/29	340	348,069
Microchip Technology Inc.
4.25%, 09/01/25	925	922,528
4.90%, 03/15/28	455	453,989
5.05%, 03/15/29	775	772,884
5.05%, 02/15/30	400	396,820
Micron Technology Inc.
4.19%, 02/15/27	765	754,738
4.98%, 02/06/26	505	505,984
5.33%, 02/06/29	572	576,283
5.38%, 04/15/28	485	491,018
6.75%, 11/01/29	930	989,933
NVIDIA Corp.
1.55%, 06/15/28	1,015	924,434
3.20%, 09/16/26	880	864,205
NXP BV/NXP Funding LLC
5.35%, 03/01/26(a)	507	509,546
5.55%, 12/01/28	355	361,338
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25(a)	427	424,794
3.15%, 05/01/27	270	259,975
3.88%, 06/18/26(a)	615	607,839
4.30%, 06/18/29	750	729,345
4.40%, 06/01/27(a)	410	406,341
Qorvo Inc., 4.38%, 10/15/29	610	577,408
Qualcomm Inc.
1.30%, 05/20/28	801	723,292
3.25%, 05/20/27(a)	1,575	1,534,301
3.45%, 05/20/25	1,107	1,103,534
Skyworks Solutions Inc., 1.80%, 06/01/26	482	461,630
Texas Instruments Inc.
1.13%, 09/15/26	510	484,402
1.38%, 03/12/25	632	629,794
2.25%, 09/04/29	625	563,133
2.90%, 11/03/27	430	413,038
4.60%, 02/08/27	255	255,966
4.60%, 02/15/28	535	536,498

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.60%, 02/08/29(a)	$390	$389,765
		47,957,678
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	335	303,060
3.48%, 12/01/27(a)	335	322,491
3.84%, 05/01/25	512	510,553
5.35%, 01/15/30	400	401,846
		1,537,950
Software — 2.7%
Adobe Inc.
1.90%, 02/01/25	436	436,000
2.15%, 02/01/27	840	804,139
3.25%, 02/01/25	769	769,000
4.80%, 04/04/29	545	548,137
4.85%, 04/04/27	245	247,066
4.95%, 01/17/30(a)	575	581,627
AppLovin Corp., 5.13%, 12/01/29	730	729,074
Atlassian Corp., 5.25%, 05/15/29	390	393,529
Autodesk Inc., 3.50%, 06/15/27	497	483,221
Broadridge Financial Solutions Inc.
2.90%, 12/01/29	520	471,758
3.40%, 06/27/26	500	490,381
Cadence Design Systems Inc.
4.20%, 09/10/27	160	158,408
4.30%, 09/10/29(a)	800	783,616
Fidelity National Information Services Inc.
1.15%, 03/01/26	1,077	1,037,406
1.65%, 03/01/28	600	545,219
Fiserv Inc.
2.25%, 06/01/27	895	847,020
3.20%, 07/01/26	1,610	1,577,068
3.50%, 07/01/29	2,255	2,122,242
3.85%, 06/01/25	664	662,033
4.20%, 10/01/28	708	692,030
5.15%, 03/15/27	535	539,595
5.38%, 08/21/28	570	578,395
5.45%, 03/02/28(a)	735	747,258
Intuit Inc.
0.95%, 07/15/25(a)	568	558,967
1.35%, 07/15/27	380	352,511
5.13%, 09/15/28	635	646,401
5.25%, 09/15/26	665	672,201
Microsoft Corp.
2.40%, 08/08/26	2,835	2,755,599
2.70%, 02/12/25	1,020	1,019,551
3.13%, 11/03/25	2,453	2,429,643
3.30%, 02/06/27	3,145	3,083,624
3.40%, 09/15/26	1,020	1,005,686
Oracle Corp.
1.65%, 03/25/26	2,107	2,035,820
2.30%, 03/25/28	1,504	1,395,573
2.50%, 04/01/25	2,775	2,765,783
2.65%, 07/15/26	2,287	2,221,297
2.80%, 04/01/27	1,827	1,753,081
2.95%, 05/15/25	1,707	1,698,609
3.25%, 11/15/27	2,185	2,101,037
4.20%, 09/27/29	1,380	1,335,959
4.50%, 05/06/28	555	550,983
4.80%, 08/03/28	1,250	1,246,296
Security	Par (000)	Value
Software (continued)
5.80%, 11/10/25(a)	$883	$890,431
6.15%, 11/09/29	1,040	1,089,950
Roper Technologies Inc.
1.00%, 09/15/25	623	609,565
1.40%, 09/15/27	155	142,383
2.95%, 09/15/29	592	543,309
3.80%, 12/15/26	686	674,910
4.20%, 09/15/28	590	578,041
4.50%, 10/15/29	405	398,437
Salesforce Inc.
1.50%, 07/15/28	815	735,973
3.70%, 04/11/28	1,215	1,185,672
Take-Two Interactive Software Inc.
3.55%, 04/14/25	435	434,035
3.70%, 04/14/27	635	620,416
4.95%, 03/28/28	570	571,228
5.00%, 03/28/26	640	641,998
VMware LLC
1.40%, 08/15/26	1,265	1,202,490
1.80%, 08/15/28	620	558,267
3.90%, 08/21/27	965	942,735
4.50%, 05/15/25	642	641,548
4.65%, 05/15/27	440	438,836
Workday Inc.
3.50%, 04/01/27	765	746,040
3.70%, 04/01/29	597	569,248
		60,088,355
Telecommunications — 2.7%
AT&T Inc.
1.65%, 02/01/28	1,870	1,708,688
1.70%, 03/25/26	2,425	2,346,703
2.30%, 06/01/27	2,007	1,900,984
3.80%, 02/15/27	795	781,634
4.10%, 02/15/28	1,601	1,572,651
4.25%, 03/01/27	1,290	1,279,224
4.35%, 03/01/29	2,195	2,153,431
British Telecommunications PLC, 5.13%, 12/04/28	315	316,673
Cisco Systems Inc.
2.50%, 09/20/26	1,153	1,120,624
2.95%, 02/28/26	625	616,288
3.50%, 06/15/25(a)	465	463,402
4.80%, 02/26/27	1,425	1,435,168
4.85%, 02/26/29	1,942	1,956,733
4.90%, 02/26/26	820	824,866
Motorola Solutions Inc.
4.60%, 02/23/28	435	433,017
4.60%, 05/23/29	640	630,180
Nokia OYJ, 4.38%, 06/12/27	285	279,859
Rogers Communications Inc.
2.90%, 11/15/26	230	222,527
2.95%, 03/15/25	654	652,016
3.20%, 03/15/27(a)	1,040	1,006,056
3.63%, 12/15/25	834	826,623
5.00%, 02/15/29	905	899,407
Sprint Capital Corp., 6.88%, 11/15/28	2,025	2,151,052
Sprint LLC, 7.63%, 03/01/26	1,290	1,315,465
Telefonica Emisiones SA, 4.10%, 03/08/27	1,096	1,080,757
TELUS Corp.
2.80%, 02/16/27	580	556,942
3.70%, 09/15/27	435	422,735

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
T-Mobile USA Inc.
1.50%, 02/15/26	$950	$919,383
2.05%, 02/15/28	1,280	1,180,518
2.25%, 02/15/26	1,540	1,501,429
2.40%, 03/15/29	480	434,060
2.63%, 04/15/26	420	410,393
2.63%, 02/15/29	730	667,692
3.38%, 04/15/29	1,912	1,794,409
3.50%, 04/15/25	2,237	2,231,838
3.75%, 04/15/27	3,160	3,093,481
4.20%, 10/01/29(a)	625	605,772
4.75%, 02/01/28	1,285	1,281,162
4.80%, 07/15/28	725	723,074
4.85%, 01/15/29	715	713,059
4.95%, 03/15/28	834	836,491
5.38%, 04/15/27	270	270,458
Verizon Communications Inc.
1.45%, 03/20/26(a)	30	28,998
2.10%, 03/22/28	1,832	1,693,276
2.63%, 08/15/26	790	767,346
3.00%, 03/22/27	765	740,246
3.88%, 02/08/29	885	854,188
4.02%, 12/03/29	3,120	3,001,041
4.13%, 03/16/27	2,445	2,420,671
4.33%, 09/21/28	2,880	2,839,996
Vodafone Group PLC, 4.38%, 05/30/28(a)	599	596,495
		58,559,181
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	120	115,802
3.55%, 11/19/26	710	695,213
3.90%, 11/19/29	740	697,153
		1,508,168
Transportation — 0.9%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25	384	383,071
3.25%, 06/15/27	505	491,277
Canadian National Railway Co., 2.75%, 03/01/26(a)	517	507,769
Canadian Pacific Railway Co.
1.75%, 12/02/26	860	816,296
2.90%, 02/01/25	559	559,000
4.00%, 06/01/28	395	385,800
CSX Corp.
2.60%, 11/01/26	525	508,507
3.25%, 06/01/27	769	746,689
3.35%, 11/01/25	605	599,847
3.80%, 03/01/28	585	571,177
4.25%, 03/15/29	725	712,263
FedEx Corp.
3.10%, 08/05/29	740	686,846
3.25%, 04/01/26	717	706,333
3.40%, 02/15/28	395	377,766
Norfolk Southern Corp.
2.90%, 06/15/26	410	401,420
3.80%, 08/01/28	485	471,308
Ryder System Inc.
5.25%, 06/01/28	510	516,682
5.38%, 03/15/29(a)	355	360,068
5.65%, 03/01/28(a)	385	394,238
Security	Par (000)	Value
Transportation (continued)
Union Pacific Corp.
2.15%, 02/05/27	$485	$463,355
2.75%, 03/01/26	480	471,684
3.00%, 04/15/27(a)	255	247,054
3.25%, 08/15/25	395	392,477
3.70%, 03/01/29	585	563,276
3.75%, 07/15/25(a)	431	429,555
3.95%, 09/10/28	815	796,018
4.75%, 02/21/26	445	446,370
United Parcel Service Inc.
2.40%, 11/15/26	399	385,613
3.05%, 11/15/27	975	938,640
3.40%, 03/15/29	540	514,777
3.90%, 04/01/25	826	825,043
Walmart Inc.
1.05%, 09/17/26	940	893,514
1.50%, 09/22/28	980	885,216
3.95%, 09/09/27	775	768,296
		19,217,245
Trucking & Leasing — 0.0%
GATX Corp., 4.70%, 04/01/29	360	355,724
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	435	416,594
3.40%, 03/01/25	345	344,649
3.45%, 06/01/29	435	411,036
3.75%, 09/01/28	455	439,008
Essential Utilities Inc., 4.80%, 08/15/27	370	370,182
		1,981,469
Total Long-Term Investments — 98.2% (Cost: $2,161,676,040)		2,154,349,845
	Shares
Short-Term Securities
Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	124,032,862	124,094,879
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	28,980,000	28,980,000
Total Short-Term Securities — 7.0% (Cost: $153,006,125)		153,074,879
Total Investments — 105.2% (Cost: $2,314,682,165)		2,307,424,724
Liabilities in Excess of Other Assets — (5.2)%		(113,427,627)
Net Assets — 100.0%		$2,193,997,097

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$139,472,808	$—	$(15,354,767)(a)	$5,952	$(29,114)	$124,094,879	124,032,862	$73,586 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,180,000	4,800,000 (a)	—	—	—	28,980,000	28,980,000	349,498	—
				$5,952	$(29,114)	$153,074,879		$423,084	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,154,349,845	$—	$2,154,349,845
Short-Term Securities
Money Market Funds	153,074,879	—	—	153,074,879
	$153,074,879	$2,154,349,845	$—	$2,307,424,724

Portfolio Abbreviation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate